                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21788

                   SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 9/30

Annual Report
and Prospectus                                                   (SELIGMAN LOGO)

SELIGMAN
TARGETHORIZON ETF PORTFOLIOS
SELIGMAN TARGETFUND CORE
SELIGMAN TARGETFUND 2015
SELIGMAN TARGETFUND 2025
SELIGMAN TARGETFUND 2035
SELIGMAN TARGETFUND 2045

ANNUAL REPORT FOR THE
PERIOD ENDED SEPTEMBER 30, 2009
(Prospectus also enclosed)

ASSET ALLOCATION STRATEGIES SEEKING TO MANAGE
RISK OVER TIME.


This annual report includes a prospectus that
describes in detail the Funds' objectives,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you            (ADVICE-BUILT(SM) SOLUTIONS
invest or send money.                                                     ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Seligman TargETFund Core.........    3
  Seligman TargETFund 2015.........    5
  Seligman TargETFund 2025.........    7
  Seligman TargETFund 2035.........    9
  Seligman TargETFund 2045.........   11
Manager Commentary.................   13
The Fund's Long-term Performance...   16
Investment Changes.................   26
Fund Expenses Examples.............   31
Portfolio of Investments in
  Securities.......................   37
Statements of Assets and
  Liabilities......................   50
Statements of Operations...........   52
Statements of Changes in Net
  Assets...........................   54
Financial Highlights...............   57
Notes to Financial Statements......   70
Report of Independent Registered
  Public Accounting Firm...........   85
Federal Income Tax Information.....   86
Board Members and Officers.........   88
Proxy Voting.......................   91
Change in Independent Registered
  Public Accounting Firm...........   91





--------------------------------------------------------------------------------
2  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund Core

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund Core (the Fund) Class A shares fell 2.69% (excluding sales charge) for the 12 months ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Dow Jones Target Today Index, which returned 10.78% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper Mixed-Asset
  Target Allocation Moderate Funds Index, which gained 2.05% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------



                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    10/3/05*
----------------------------------------------------------------------------------------------
Seligman TargETFund Core
  Class A (excluding sales charge)                                -2.69%    -2.89%     -0.14%
----------------------------------------------------------------------------------------------
Dow Jones Target Today Index (unmanaged)                         +10.78%    +5.11%     +5.18%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target Allocation Moderate Funds Index         +2.05%    -0.96%     +1.13%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target Allocation Moderate Funds Average       +2.73%    -0.91%     +1.08%
----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman TargETFund Core

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2009
                                                                                        SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION*
Class A (inception 10/3/05)                                       -2.69%    -2.89%     -0.14%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                       -3.43%    -3.66%     -0.86%
-----------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                      -2.96%    -3.17%     -0.41%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                      -2.35%    -2.59%     +0.20%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                       -8.23%    -4.77%     -1.62%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                       -4.38%    -3.66%     -0.86%
-----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 are available to qualifying institutional investors only.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
4  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2015

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2015 (the Fund) Class A shares fell 4.85% (excluding sales charge) for the 12 month period ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Dow Jones Target 2015 Index, which returned 5.44% for the same period.

> The Fund underperformed its peer group, as represented by the Lipper Mixed-
  Asset Target 2015 Funds Index, which gained 4.13% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                                                      SINCE
                                                                                    INCEPTION
                                                                   1 YEAR  3 YEARS   10/3/05*
---------------------------------------------------------------------------------------------
Seligman TargETFund 2015
  Class A (excluding sales charge)                                 -4.85%   -4.00%    -0.50%
---------------------------------------------------------------------------------------------
Dow Jones Target 2015 Index (unmanaged)                            +5.44%   +1.97%    +3.60%
---------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2015 Funds Index                         +4.13%   -0.10%       N/A
---------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2015 Funds Average                       +1.03%   -0.97%    +1.04%
---------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman TargETFund 2015

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2009
                                                                                         SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION*
Class A (inception 10/3/05)                                        -4.85%    -4.00%     -0.50%
------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        -5.55%    -4.71%     -1.13%
------------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                       -5.07%    -4.20%     -0.69%
------------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                       -4.57%    -3.67%     -0.17%
------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                       -10.28%    -5.88%     -1.98%
------------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                        -6.48%    -4.71%     -1.13%
------------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 are available to qualifying institutional investors only.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
6  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2025

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2025 (the Fund) Class A shares fell 2.94% (excluding sales charge) for the 12 month period ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Dow Jones Target 2025 Index, which returned 1.54% for the same period ended Sept. 30, 2009.

> The Fund underperformed its peer group, the Lipper Mixed-Asset Target 2025
  Funds Index, which gained 0.47% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    10/3/05*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2025
  Class A (excluding sales charge)                                -2.94%    -3.51%     -0.10%
----------------------------------------------------------------------------------------------
Dow Jones Target 2025 Index (unmanaged)                           +1.54%    -0.45%     +2.75%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2025 Funds Index                        +0.47%       N/A        N/A
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2025 Funds Average                      -0.42%    -2.74%     +0.12%
----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman TargETFund 2025

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2009
                                                                                        SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION*
Class A (inception 10/3/05)                                       -2.94%    -3.51%     -0.10%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                       -3.64%    -4.27%     -0.79%
-----------------------------------------------------------------------------------------------
Class R2 (inception 10/3/05)                                      -3.18%    -3.74%     -0.31%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/3/05)                                      -2.55%    -3.19%     +0.19%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/3/05)                                       -8.58%    -5.39%     -1.58%
-----------------------------------------------------------------------------------------------
Class C (inception 10/3/05)                                       -4.59%    -4.27%     -0.79%
-----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 are available to qualifying institutional investors only.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
8  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2035

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2035 (the Fund) Class A shares fell 1.71% (excluding sales charge) for the 12 months ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Dow Jones Target 2035 Index, which decreased 1.58% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper Mixed-Asset
  Target 2035 Funds Index, which fell 0.93% during the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    10/2/06*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2035
  Class A (excluding sales charge)                                -1.71%    -2.81%     -2.80%
----------------------------------------------------------------------------------------------
Dow Jones Target 2035 Index (unmanaged)                           -1.58%    -2.43%     -1.13%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2035 Funds Index                        -0.93%       N/A        N/A
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2035 Funds Average                      -1.49%    -3.66%     -3.66%
----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.

(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
                  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman TargETFund 2035

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2009
                                                                                        SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION*
Class A (inception 10/2/06)                                       -1.71%    -2.81%     -2.80%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                       -2.62%    -3.55%     -3.54%
-----------------------------------------------------------------------------------------------
Class R2 (inception 10/2/06)                                      -2.04%    -3.01%     -3.01%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                      -1.33%    -2.55%     -2.55%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                       -7.31%    -4.69%     -4.69%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                       -3.56%    -3.55%     -3.54%
-----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 are available to qualifying institutional investors only.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
10  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
Seligman TargETFund 2045

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman TargETFund 2045 (the Fund) Class A shares fell 2.00% (excluding sales charge) for the 12 months ended Sept. 30, 2009.

> The Fund outperformed its benchmark, the Dow Jones Target 2045 Index, which fell 2.31% for same period.

> The Fund outperformed its peer group, as represented by the Lipper Mixed-Asset
  Target 2045 Funds Index, which declined 2.30% during the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    10/2/06*
----------------------------------------------------------------------------------------------
Seligman TargETFund 2045
  Class A (excluding sales charge)                                -2.00%    -2.87%     -2.87%
----------------------------------------------------------------------------------------------
Dow Jones Target 2045 Index (unmanaged)                           -2.31%    -2.94%     -1.56%
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2045 Funds Index                        -2.30%       N/A        N/A
----------------------------------------------------------------------------------------------
Lipper Mixed-Asset Target 2045 Funds Average                      -1.93%    -4.16%     -4.16%
----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.

(See "The Fund's Long-term Performance" for index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman TargETFund 2045

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT SEPT. 30, 2009
                                                                                        SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION*
Class A (inception 10/2/06)                                       -2.00%    -2.87%     -2.87%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                       -2.64%    -3.51%     -3.50%
-----------------------------------------------------------------------------------------------
Class R2 (inception 10/2/06)                                      -2.20%    -3.03%     -3.03%
-----------------------------------------------------------------------------------------------
Class R5 (inception 10/2/06)                                      -1.49%    -2.58%     -2.57%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 10/2/06)                                       -7.69%    -4.75%     -4.75%
-----------------------------------------------------------------------------------------------
Class C (inception 10/2/06)                                       -3.58%    -3.51%     -3.50%
-----------------------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Class R2 and Class R5 are available to qualifying institutional investors only.

Each of the underlying ETFs in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying ETFs.

The date in the Fund name refers to the approximate year an investor in the fund would plan to retire or to begin withdrawing portions or his or her investment for retirement or other investment goal. In each fund's target year, the Fund is combined with the TargETFund Core, and shareholders of the Fund automatically become shareholders of TargETFund Core. An investment in the Fund is not guaranteed at any time, and you could experience loss of principal before, at, or after, the target date. There is no guarantee that the Fund will provide adequate income at and through retirement.


--------------------------------------------------------------------------------
12  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

Despite strong relative performance for the most of the fiscal year ended Sept. 30, 2009, all but one of the Seligman TargetHorizon ETF Portfolios (the Funds) lagged their respective benchmarks for the full period.

- Seligman TargETFund Core fell 2.69%, underperforming its benchmark, the Dow Jones Target Today Index, which returned 10.78% for the annual period ended Sept. 30, 2009.

- Seligman TargETFund 2015 fell 4.85%, underperforming its benchmark, the Dow Jones Target 2015 Index, which returned 5.44% for the same time frame.

- Seligman TargETFund 2025 fell 2.94%, underperforming its benchmark, the Dow Jones Target 2025 Index, which returned 1.54% for the period.

- Seligman TargETFund 2035 fell 1.71%, underperforming its benchmark, the Dow Jones Target 2035 Index, which decreased 1.58% for the same time frame.

- Seligman TargETFund 2045 fell 2.00%, outperforming its benchmark, the Dow Jones Target 2045 Index, which fell 2.31% for the period.

SIGNIFICANT PERFORMANCE FACTORS
The lagging relative performance for the one-year period -- which was driven primarily by the results of the fourth quarter of 2008 -- was the direct result of the Funds' strategic investment process, which is designed to capture returns that markets are expected to produce over the longer holding periods associated with target-date funds. A key tenet of the strategic investment process is maintaining and systematically adjusting time-appropriate allocations to asset classes that historically have provided diversification and outperformance over these longer periods, even though these asset classes can fluctuate significantly over short time frames. Our strategy is to maintain the allocation regardless of how the overall market or individual sectors might be performing short-term.

The final three quarters of the year ended Sept. 30, 2009 demonstrate the logic and discipline of our approach. Each of the Funds maintained prudent, well-diversified exposure to a variety of equity asset classes, just as they had through the tumult of late 2008 and the first quarter of 2009. As a result, each avoided over-exposure to the perceived safety of fixed income and was well-positioned to capture the significant gains that the equity asset classes delivered and turned in results that outperformed their respective benchmarks.

Just as important, when the equity markets rebounded, each of the Funds avoided the lure of chasing the best-performing sectors, especially during the strong rallies that occurred during the last two quarters of the period. For example, the Funds did not increase their weights to top-performers such as emerging markets even as their prices increased. Instead, we used the run-up in price as an opportunity to trim our holdings and maintain a prudent weight in these sectors and to invest the proceeds in out-of-favor sectors.

For Seligman TargETFund Core, performance benefitted over the course of the full year as a result of allocations to fixed income and international equities. These asset classes also benefitted the other four Funds, which in addition experienced a strong contribution from emerging market equities. (Seligman TargETFund Core has allocations to international large-company stocks, but not emerging market stocks or international small-company stocks.) Domestic large-, mid- and small-cap stocks detracted from performance for all the Funds, while Seligman TargETFund Core has allocations to international large-company stocks and equity REITs (real estate investment trusts) which produced an additional negative contribution for Seligman TargETFunds Core, 2015 and 2025.

CHANGES TO THE FUNDS' PORTFOLIOS
Maintaining strategic positions through volatile markets -- whether down or up -- is understandably counterintuitive. But the rationale is simple: if you're not allocated to an asset class, you won't capture its performance. You have to be there, unlike a tactical investor who is not invested on the up days for fear of being invested on the down. Over the short-term, our approach can penalize relative performance. But over the longer term, we believe it will provide superior results -- even though past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------

Based on our research, we believe that certain asset classes are likely to deliver more upside volatility than down. By staying invested, these funds are intended to deliver the positive returns that markets can produce.

In addition to maintaining prudent, time-specific diversification, TargETFunds 2015 and Core added a risk-management overlay midway through the final quarter of the period. The goal of the risk management overlay -- which primarily is based on collecting premium income from selling covered-call options -- is to provide a risk/reward profile that seeks higher returns in down, flat, or gently rising equity markets in exchange for lower returns in strong up markets. As equity markets continued their strong rally in the latter part of the quarter, the risk overlay did detract somewhat from performance by reducing the two Funds' participation in the robust upside returns. It is important to note that prices of several underlying ETFs declined sharply shortly after the options were written. We took advantage of those declines and bought back the options, which helped us participate more fully in the upside appreciation that resumed later in the month. Nonetheless, we believe that the lower volatility provided by the risk management overlay is prudent given the need to seek capital appreciation and preservation of capital with current income, in the case of TargETFund Core, and the need to seek capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches, in the case of TargETFund 2015.

OUR FUTURE STRATEGY
Each TargETFund solution is backed by a single research-based investment philosophy. This philosophy, which we call the Time Horizon investment process, is built on the pivotal research observation that time dramatically affects the relative risk of stocks, bonds and cash.

We update our research at least annually so that we can assess whether this observation holds true over an ever-increasing span of market history. Our analysis -- and allocations -- incorporate the results of 2008, which redefined historical lows for a number of asset classes over different holding periods. But they do so in the context of nearly 60 years of market history beginning in 1950. In our view, to base the Funds' glide path solely on the devastating results of 2008 and the first quarter of 2009 would make no more sense than basing the glide path on the extraordinary returns experienced in the last half of the 1990s.

We believe that the existing glide path of the TargETFunds, coupled with the risk management overlay we introduced for TargETFunds 2015 and Core, are appropriate for the specific investment timeframes each of the Funds is designed to address. Of course, as part of any investment decision, we recommend that shareholders discuss their specific circumstances with their financial advisor in determining the TargETFund that may be appropriate for them.


Charles W. Kadlec                                                     John K. Schonberg, CFA
Portfolio Manager                                                     Portfolio Manager





--------------------------------------------------------------------------------
14  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND CORE

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund Core Class A shares (from 10/3/05 to 9/30/09)* as compared to the performance of the Dow Jones Target Today Index, the Lipper Mixed-Asset Target Allocation Moderate Funds Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices and averages. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                            SINCE
                                                          INCEPTION
                                       1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND CORE
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                              $9,177    $8,635     $9,370
-------------------------------------------------------------------
     Average annual total return       -8.23%    -4.77%     -1.62%
-------------------------------------------------------------------
DOW JONES TARGET TODAY INDEX(1)
     Cumulative value of $10,000      $11,078   $11,613    $12,237
-------------------------------------------------------------------
     Average annual total return      +10.78%    +5.11%     +5.18%
-------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX(2)
     Cumulative value of $10,000      $10,205    $9,715    $10,459
-------------------------------------------------------------------
     Average annual total return       +2.05%    -0.96%     +1.13%
-------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS AVERAGE(3)
     Cumulative value of $10,000      $10,273    $9,729    $10,542
-------------------------------------------------------------------
     Average annual total return       +2.73%    -0.91%     +1.08%
-------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
16  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND CORE LINE GRAPH)


                        SELIGMAN TARGETFUND                         LIPPER MIXED-ASSET     LIPPER MIXED-ASSET
                           CORE CLASS             DOW JONES          TARGET ALLOCATION      TARGET ALLOCATION
                            A (INCLUDES          TARGET TODAY         MODERATE FUNDS         MODERATE FUNDS
                           SALES CHARGE)           INDEX(1)              INDEX(2)               AVERAGE(3)
                        -------------------    ------------------    ------------------    --------------------
9/05                       $ 9,425                 $10,000                $10,000                 $10,000
12/05                        9,514                  10,095                 10,105                  10,139
3/06                         9,854                  10,254                 10,407                  10,484
6/06                         9,779                  10,312                 10,345                  10,384
9/06                        10,233                  10,525                 10,768                  10,766
12/06                       10,741                  10,753                 11,320                  11,286
3/07                        10,940                  10,916                 11,508                  11,470
6/07                        11,102                  10,996                 11,905                  11,830
9/07                        11,271                  11,287                 12,110                  12,042
12/07                       10,940                  11,449                 11,963                  11,910
3/08                        10,554                  11,549                 11,365                  11,290
6/08                        10,217                  11,409                 11,240                  11,159
9/08                         9,629                  11,025                 10,249                  10,254
12/08                        8,141                  11,099                  8,687                   8,869
3/09                         7,287                  10,798                  8,260                   8,402
6/09                         8,253                  11,465                  9,324                   9,447
9/09                         9,370                  12,237                 10,459                  10,542




(1) The Dow Jones Target Today Index (the Dow Jones Today Index), an unmanaged index, aims to hold a low risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Oct. 1, 2009, the subindex allocation of the Dow Jones Today Index was: 18.6% equity, 5% fixed income, and 76.5% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target Allocation Moderate Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. The index's returns include net reinvested dividends.
(3) The Lipper Mixed-Asset Target Allocation Moderate Funds Average (the Lipper Average) measures the performance of funds that, by portfolio practice, maintain a mix of between 40-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The index's returns include net reinvested dividends.

On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2015

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2015 Class A shares (from 10/3/05 to 9/30/09)* as compared to the performance of the Dow Jones Target 2015 Index, the Lipper Mixed-Asset Target 2015 Funds Index and the Lipper Mixed-Asset Target 2015 Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices and averages. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                                           SINCE
                                                                         INCEPTION
                                                      1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND 2015
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                   $8,972    $8,338     $9,237
----------------------------------------------------------------------------------
     Average annual total return                     -10.28%    -5.88%     -1.98%
----------------------------------------------------------------------------------
DOW JONES TARGET 2015 INDEX(1)
     Cumulative value of $10,000                     $10,544   $10,603    $11,522
----------------------------------------------------------------------------------
     Average annual total return                      +5.44%    +1.97%     +3.60%
----------------------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2015 FUNDS INDEX(2)
     Cumulative value of $10,000                     $10,413    $9,970        N/A
----------------------------------------------------------------------------------
     Average annual total return                      +4.13%    -0.10%        N/A
----------------------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2015 FUNDS AVERAGE(3)
     Cumulative value of $10,000                     $10,103    $9,712    $10,427
----------------------------------------------------------------------------------
     Average annual total return                      +1.03%    -0.97%     +1.04%
----------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
18  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2015 LINE GRAPH)


                        SELIGMAN TARGETFUND
                           2015 CLASS              DOW JONES         LIPPER MIXED-ASSET   LIPPER MIXED-ASSET
                            A (INCLUDES           TARGET 2015          TARGET 2015           TARGET 2015
                           SALES CHARGE)           INDEX(1)           FUNDS AVERAGE(3)       FUNDS INDEX(2)
                        -------------------    ------------------    ------------------    ------------------
9/05                          $ 9,425                $10,000               $10,000                $10,000
12/05                           9,564                 10,141                10,186                 10,000
3/06                           10,335                 10,396                10,546                 10,000
6/06                           10,083                 10,371                10,365                  9,854
9/06                           10,442                 10,683                10,804                 10,263
12/06                          11,234                 11,103                11,388                 10,720
3/07                           11,489                 11,318                11,607                 10,870
6/07                           11,864                 11,553                12,044                 11,200
9/07                           11,958                 11,896                12,299                 11,449
12/07                          11,458                 11,967                12,126                 11,400
3/08                           10,760                 11,696                11,432                 10,946
6/08                           10,555                 11,560                11,319                 10,732
9/08                            9,707                 10,760                10,291                  9,827
12/08                           7,648                  9,974                 8,723                  8,483
3/09                            6,715                  9,520                 8,219                  8,015
6/09                            7,927                 10,505                 9,287                  9,052
9/09                            9,237                 11,522                10,427                 10,232




(1) The Dow Jones Target 2015 Index (the Dow Jones 2015 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Oct. 1, 2009, the subindex allocation of the Dow Jones 2015 Index was: 35.1% equity, 61% fixed income, and 4% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2015 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2015 Funds category. The index's returns include net reinvested dividends. Index data is from April 1, 2006.
(3) The Lipper Mixed-Asset Target 2015 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2015. The index's returns include net reinvested dividends.

On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2025

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2025 Class A shares (from 10/3/05 to 9/30/09)* as compared to the performance of the Dow Jones Target 2025 Index, the Lipper Mixed-Asset Target 2025 Funds Index and the Lipper Mixed-Asset Target 2025 Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices and averages. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                             SINCE
                                                           INCEPTION
                                        1 YEAR   3 YEARS    10/3/05*
SELIGMAN TARGETFUND 2025
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000     $9,142    $8,467     $9,388
--------------------------------------------------------------------
     Average annual total return        -8.58%    -5.39%     -1.58%
--------------------------------------------------------------------
DOW JONES TARGET 2025 INDEX(1)
     Cumulative value of $10,000       $10,154    $9,866    $11,146
--------------------------------------------------------------------
     Average annual total return        +1.54%    -0.45%     +2.75%
--------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX(2)
     Cumulative value of $10,000       $10,047       N/A        N/A
--------------------------------------------------------------------
     Average annual total return        +0.47%       N/A        N/A
--------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2025 FUNDS AVERAGE(3)
     Cumulative value of $10,000        $9,958    $9,200    $10,218
--------------------------------------------------------------------
     Average annual total return        -0.42%    -2.74%     +0.12%
--------------------------------------------------------------------



* Returns are from the opening of business on Oct. 3, 2005.


--------------------------------------------------------------------------------
20  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2025 LINE GRAPH)


                        SELIGMAN TARGETFUND
                            2025 CLASS            DOW JONES         LIPPER MIXED-ASSET    LIPPER MIXED-ASSET
                            A (INCLUDES           TARGET 2025           TARGET 2025           TARGET 2025
                           SALES CHARGE)           INDEX(1)            FUNDS INDEX(2)       FUNDS AVERAGE(3)
                        -------------------    ------------------    ------------------    ------------------
9/05                          $ 9,425                $10,000               $10,000               $10,000
12/05                           9,614                 10,256                10,000                10,307
3/06                           10,490                 10,814                10,000                10,874
6/06                           10,198                 10,661                10,000                10,643
9/06                           10,449                 10,979                10,000                11,048
12/06                          11,396                 11,666                10,000                11,815
3/07                           11,690                 11,956                10,000                12,059
6/07                           12,332                 12,470                10,000                12,697
9/07                           12,385                 12,757                10,000                12,952
12/07                          11,893                 12,636                 9,804                12,678
3/08                           10,945                 11,932                 9,027                11,680
6/08                           10,837                 11,825                 8,933                11,574
9/08                            9,672                 10,704                 7,951                10,275
12/08                           7,357                  9,147                 6,464                 8,305
3/09                            6,505                  8,524                 5,972                 7,633
6/09                            7,905                  9,835                 6,925                 8,888
9/09                            9,388                 11,146                 7,989                10,218




(1) The Dow Jones Target 2025 Index (the Dow Jones 2025 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Oct. 1, 2009, the subindex allocation of the Dow Jones 2025 Index was: 60.9% equity, 35.2% fixed income, and 4% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2025 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2025 Funds category. The index's returns include net reinvested dividends. Index data is from Oct. 1, 2007.
(3) The Lipper Mixed-Asset Target 2025 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2025. The index's returns include net reinvested dividends.

On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2035

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2035 Class A shares (from 10/2/06 to 9/30/09)* as compared to the performance of the Dow Jones Target 2035 Index, the Lipper Mixed-Asset Target 2035 Funds Index and the Lipper Mixed-Asset Target 2035 Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices and averages. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                             SINCE
                                                           INCEPTION
                                        1 YEAR   3 YEARS    10/2/06*
SELIGMAN TARGETFUND 2035
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000     $9,269    $8,658     $8,653
--------------------------------------------------------------------
     Average annual total return        -7.31%    -4.69%     -4.69%
--------------------------------------------------------------------
DOW JONES TARGET 2035 INDEX(1)
     Cumulative value of $10,000        $9,842    $9,289     $9,664
--------------------------------------------------------------------
     Average annual total return        -1.58%    -2.43%     -1.13%
--------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX(2)
     Cumulative value of $10,000        $9,907       N/A        N/A
--------------------------------------------------------------------
     Average annual total return        -0.93%       N/A        N/A
--------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2035 FUNDS AVERAGE(3)
     Cumulative value of $10,000        $9,851    $8,942     $9,040
--------------------------------------------------------------------
     Average annual total return        -1.49%    -3.66%     -3.66%
--------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.


--------------------------------------------------------------------------------
22  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2035 LINE GRAPH)


                        SELIGMAN TARGETFUND
                             2035 CLASS            DOW JONES        LIPPER MIXED-ASSET    LIPPER MIXED-ASSET
                            A (INCLUDES           TARGET 2035           TARGET 2035           TARGET 2035
                           SALES CHARGE)            INDEX(1)          FUNDS INDEX(2)       FUNDS AVERAGE(3)
                        -------------------    -----------------    -----------------     ------------------
9/30/06                        9,425               10,000                 10,000                 10,000
12/06                         10,348               10,770                 10,000                 10,736
3/07                          10,663               11,073                 10,000                 10,973
6/07                          11,319               11,706                 10,000                 11,625
9/07                          11,401               11,923                 10,000                 11,851
12/07                         10,954               11,683                 10,000                 11,552
3/08                          10,055               10,766                  9,090                 10,518
6/08                           9,938               10,685                  9,008                 10,412
9/08                           8,803                9,468                  7,919                  9,167
12/08                          6,737                7,576                  6,283                  7,271
3/09                           6,005                6,928                  5,748                  6,590
6/09                           7,311                8,293                  6,734                  7,776
9/09                           8,653                9,664                  7,845                  9,040




(1) The Dow Jones Target 2035 Index (the Dow Jones 2035 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2035 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2035 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Oct. 1, 2009, the subindex allocation of the Dow Jones 2035 Index was: 82.5% equity, 13.6% fixed income, and 4% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2035 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2035 Funds category. The index's returns include net reinvested dividends. Index data is from Jan. 1, 2008.
(3) The Lipper Mixed-Asset Target 2035 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2035. The index's returns include net reinvested dividends.

On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

SELIGMAN TARGETFUND 2045

The chart on the facing page illustrates the total value of an assumed $10,000 investment Seligman TargETFund 2045 Class A shares (from 10/2/06 to 9/30/09)* as compared to the performance of the Dow Jones Target 2045 Index, the Lipper Mixed-Asset Target 2045 Funds Index and the Lipper Mixed-Asset Target 2045 Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices and averages. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS    10/2/06*
SELIGMAN TARGETFUND 2045
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,231    $8,641     $8,635
---------------------------------------------------------------------------------
     Average annual total return                     -7.69%    -4.75%     -4.75%
---------------------------------------------------------------------------------
DOW JONES TARGET 2045 INDEX(1)
     Cumulative value of $10,000                     $9,769    $9,144     $9,538
---------------------------------------------------------------------------------
     Average annual total return                     -2.31%    -2.94%     -1.56%
---------------------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX(2)
     Cumulative value of $10,000                     $9,770       N/A        N/A
---------------------------------------------------------------------------------
     Average annual total return                     -2.30%       N/A        N/A
---------------------------------------------------------------------------------
LIPPER MIXED-ASSET TARGET 2045 FUNDS AVERAGE(3)
     Cumulative value of $10,000                     $9,807    $8,803     $8,979
---------------------------------------------------------------------------------
     Average annual total return                     -1.93%    -4.16%     -4.16%
---------------------------------------------------------------------------------



* Returns are from the opening of business on Oct. 2, 2006.


--------------------------------------------------------------------------------
24  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN TARGETFUND 2045 LINE GRAPH)


                   SELIGMAN TARGETFUND
                        2045 CLASS            DOW JONES         LIPPER MIXED-ASSET     LIPPER MIXED-ASSET
                       A (INCLUDES           TARGET 2045            TARGET 2045            TARGET 2045
                      SALES CHARGE)            INDEX(1)           FUNDS INDEX(2)        FUNDS AVERAGE(3)
                   -------------------    -----------------    ------------------      ------------------
9/30/06                   9,425                 10,000               10,000                 10,000
12/02                    10,348                 10,795               10,000                 10,763
3/07                     10,663                 11,105               10,000                 11,006
6/07                     11,319                 11,771               10,000                 11,691
9/07                     11,401                 11,979               10,000                 11,915
12/07                    10,962                 11,709               10,000                 11,582
3/08                     10,064                 10,728               10,000                 10,520
6/08                      9,957                 10,649               10,000                 10,417
9/08                      8,811                  9,383                8,757                  9,130
12/08                     6,703                  7,373                6,847                  7,178
3/09                      5,994                  6,705                6,246                  6,483
6/09                      7,314                  8,114                7,341                  7,691
9/09                      8,635                  9,538                8,555                  8,979




(1) The Dow Jones Target 2045 Index (the Dow Jones 2045 Index), an unmanaged index, was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2045 Index allocates among stock, bond and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Barclays Capital indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2045 Index to reflect the targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index's maturity date approaches. As of Oct. 1, 2009, the subindex allocation of the Dow Jones 2045 Index was: 89.5% equity, 6.6% fixed income, and 3.9% cash. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mixed-Asset Target 2045 Funds Index (the Lipper Index) includes the largest funds in the Lipper Mixed-Asset Target Allocation 2045 Funds category. The index's returns include net reinvested dividends. Index data is from July 1, 2008.
(3) The Lipper Mixed-Asset Target 2045 Funds Average (the Lipper Average) measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon in the year 2045. The index's returns include net reinvested dividends.
On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  25

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND CORE

Fund holdings at Sept. 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
Dow Jones Wilshire REIT                                 --%                  9.9%
--------------------------------------------------------------------------------------
iShares Barclays US Treasury Inflation
  Protected Securities Fund                             --%                 15.2%
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           5.0%                  5.0%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            6.1%                   --%
--------------------------------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                          15.1%                   --%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           5.9%                   --%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                      7.5%                  7.6%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                3.9%                   --%
--------------------------------------------------------------------------------------
SPDR Trust Series I                                   32.3%                 32.6%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            4.0%                 10.2%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        20.0%                 19.3%
======================================================================================
                                                      99.8%                 99.8%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.2%                   --%
--------------------------------------------------------------------------------------
SSgA U.S. Treasury Money Market Fund                    --%                  0.2%
======================================================================================
                                                       0.2%                  0.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Sept. 30, 2009; % of portfolio assets)


SPDR Trust Series I                                   32.3%
----------------------------------------------------------------
Vanguard Total Bond Market ETF                        20.0%
----------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                          15.1%
----------------------------------------------------------------
iShares Russell Midcap Index Fund                      7.5%
----------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            6.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
26  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2015

Fund holdings at Sept. 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
Dow Jones Wilshire REIT                                 --%                 10.0%
--------------------------------------------------------------------------------------
iShares Dow Jones Select Dividend Index Fund           1.8%                  1.6%
--------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund            5.4%                   --%
--------------------------------------------------------------------------------------
iShares Lehman US Treasury Inflation
  Protection Securities Fund                           5.4%                  5.2%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           5.5%                  9.6%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                        9.3%                  9.8%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     18.5%                 18.9%
--------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                              --%                 23.7%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                4.7%                   --%
--------------------------------------------------------------------------------------
SPDR Trust Series I                                   24.5%                  0.8%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          3.3%                  3.3%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            4.3%                  0.4%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                        13.4%                 13.2%
--------------------------------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                 3.1%                  3.3%
======================================================================================
                                                      99.2%                 99.8%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.8%                   --%
--------------------------------------------------------------------------------------
SSgA U.S. Treasury Money Market Fund                    --%                  0.2%
======================================================================================
                                                       0.8%                  0.2%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009.

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at Sept. 30, 2009; % of portfolio assets)


SPDR Trust Series I                                    24.5%
-----------------------------------------------------------------
iShares Russell Midcap Index Fund                      18.5%
-----------------------------------------------------------------
Vanguard Total Bond Market ETF                         13.4%
-----------------------------------------------------------------
iShares Russell 2000 Index Fund                         9.3%
-----------------------------------------------------------------
iShares MSCI EAFE Index Fund                            5.5%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  27

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2025

Fund holdings at Sept. 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
Dow Jones Wilshire REIT                                 --%                  3.4%
--------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           9.4%                  9.7%
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       21.1%                 21.3%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.9%                 24.9%
--------------------------------------------------------------------------------------
iShares S&P 500 Index Fund                            15.9%                 17.0%
--------------------------------------------------------------------------------------
SPDR Dow Jones REIT ETF                                3.7%                   --%
--------------------------------------------------------------------------------------
SPDR Trust Series I                                    2.8%                  1.4%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          8.1%                  8.2%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            0.6%                  0.4%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  4.8%
--------------------------------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                 8.1%                  8.3%
======================================================================================
                                                      99.5%                 99.4%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.5%                   --%
--------------------------------------------------------------------------------------
SSgA U.S. Treasury Money Market Fund                    --%                  0.6%
======================================================================================
                                                       0.5%                  0.6%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Sept. 30, 2009; % of portfolio assets)


iShares Russell Midcap Index Fund                      24.9%
-----------------------------------------------------------------
iShares Russell 2000 Index Fund                        21.1%
-----------------------------------------------------------------
iShares S&P 500 Index Fund                             15.9%
-----------------------------------------------------------------
iShares MSCI EAFE Index Fund                            9.4%
-----------------------------------------------------------------
Vanguard Emerging Markets ETF                           8.1%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
28  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2035

Fund holdings at Sept. 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.5%                 24.8%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.9%                 24.9%
--------------------------------------------------------------------------------------
SPDR Trust Series 1                                   15.0%                 14.9%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                          9.9%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                            9.9%                 10.0%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  4.9%
--------------------------------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                10.0%                 10.0%
======================================================================================
                                                      99.1%                 99.5%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       0.9%                   --%
--------------------------------------------------------------------------------------
SSgA U.S. Treasury Money Market Fund                    --%                  0.5%
======================================================================================
                                                       0.9%                  0.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Sept. 30, 2009; % of portfolio assets)


iShares Russell Midcap Index Fund                     24.9%
----------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.5%
----------------------------------------------------------------
SPDR Trust Series 1                                   15.0%
----------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                10.0%
----------------------------------------------------------------
Vanguard Emerging Markets ETF                          9.9%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  29

INVESTMENT CHANGES -------------------------------------------------------------

SELIGMAN TARGETFUND 2045

Fund holdings at Sept. 30, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, large and mid cap, mid
  cap, small cap, international, real estate,
  emerging markets, fixed income, REIT
--------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                       24.6%                 25.0%
--------------------------------------------------------------------------------------
iShares Russell Midcap Index Fund                     24.1%                 24.8%
--------------------------------------------------------------------------------------
SPDR Trust Series 1                                   14.6%                 14.8%
--------------------------------------------------------------------------------------
Vanguard Emerging Markets ETF                         10.0%                 10.1%
--------------------------------------------------------------------------------------
Vanguard Europe Pacific ETF                           10.0%                 10.2%
--------------------------------------------------------------------------------------
Vanguard Total Bond Market ETF                         4.9%                  5.0%
--------------------------------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                10.0%                 10.1%
======================================================================================
                                                      98.2%                100.0%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                       1.8%                   --%
--------------------------------------------------------------------------------------
SSgA U.S. Treasury Money Market Fund                    --%                   --%
======================================================================================
                                                       1.8%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at Sept. 30, 2009; % of portfolio assets)


iShares Russell 2000 Index Fund                        24.6%
-----------------------------------------------------------------
iShares Russell Midcap Index Fund                      24.1%
-----------------------------------------------------------------
SPDR Trust Series 1                                    14.6%
-----------------------------------------------------------------
WisdomTree Intl SmallCap Dividend Fund                 10.0%
-----------------------------------------------------------------
Vanguard Emerging Markets ETF                          10.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".


--------------------------------------------------------------------------------
30  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

FUND EXPENSES EXAMPLES  --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  31

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

Seligman TargETFund Core

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2009   SEPT. 30, 2009   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,285.90         $5.62           $ 6.59
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $4.96           $ 5.82
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,278.60         $9.88           $10.85
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $8.74           $ 9.60
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,282.30         $7.04           $ 8.01
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $6.23           $ 7.09
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,288.20         $3.50           $ 4.47
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $3.09           $ 3.95
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .17%           1.15%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .17%           1.90%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .17%           1.40%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .17%            .78%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2009: +28.59% for Class A, +27.86% for Class C, +28.23% for Class R2 and +28.82% for Class R5.


--------------------------------------------------------------------------------
32  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2015

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2009   SEPT. 30, 2009   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,375.50         $ 5.84          $ 7.09
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $ 4.96          $ 6.03
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,372.60         $10.29          $11.54
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $ 8.74          $ 9.81
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,375.00         $ 7.32          $ 8.57
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $ 6.23          $ 7.29
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,378.60         $ 3.64          $ 4.89
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $ 3.09          $ 4.16
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .21%           1.19%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .21%           1.94%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .21%           1.44%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .21%            .82%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2009: +37.55% for Class A, +37.26% for Class C, +37.50% for Class R2 and +37.86% for Class R5.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  33

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

Seligman TargETFund 2025

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2009   SEPT. 30, 2009   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,443.00         $ 6.00          $ 7.41
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $ 4.96          $ 6.13
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,435.60         $10.56          $11.97
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $ 8.74          $ 9.91
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,441.60         $ 7.53          $ 8.94
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $ 6.23          $ 7.39
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,443.50         $ 3.74          $ 5.15
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $ 3.09          $ 4.26
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .23%           1.21%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .23%           1.96%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .23%           1.46%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .23%            .84%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2009: +44.30% for Class A, +43.56% for Class C, +44.16% for Class R2 and +44.35% for Class R5.


--------------------------------------------------------------------------------
34  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2035

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2009   SEPT. 30, 2009   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,441.10         $ 6.00          $ 7.34
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $ 4.96          $ 6.08
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,434.20         $10.56          $11.90
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $ 8.74          $ 9.86
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,437.90         $ 7.52          $ 8.86
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $ 6.23          $ 7.34
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,443.30         $ 3.74          $ 5.08
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $ 3.09          $ 4.21
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .22%           1.20%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .22%           1.95%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .22%           1.45%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .22%            .83%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2009: +44.11% for Class A, +43.42% for Class C, +43.79% for Class R2 and +44.33% for Class R5.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  35

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

Seligman TargETFund 2045

                                                                                    DIRECT AND
                                                                      DIRECT         INDIRECT
                                   BEGINNING         ENDING          EXPENSES        EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 APRIL 1, 2009   SEPT. 30, 2009   THE PERIOD(a)   THE PERIOD(b)
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,440.80         $ 6.00          $ 7.34
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,020.16         $ 4.96          $ 6.08
-----------------------------------------------------------------------------------------------

Class C
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,438.00         $10.57          $11.92
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,016.39         $ 8.74          $ 9.86
-----------------------------------------------------------------------------------------------

Class R2
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,439.70         $ 7.52          $ 8.87
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,018.90         $ 6.23          $ 7.34
-----------------------------------------------------------------------------------------------

Class R5
-----------------------------------------------------------------------------------------------
  Actual(c)                          $1,000         $1,445.10         $ 3.74          $ 5.09
-----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.01         $ 3.09          $ 4.21
-----------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                               FUND'S        ACQUIRED FUND
                                                             ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                                           EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------
Class A                                                         .98%              .22%           1.20%
-------------------------------------------------------------------------------------------------------
Class C                                                        1.73%              .22%           1.95%
-------------------------------------------------------------------------------------------------------
Class R2                                                       1.23%              .22%           1.45%
-------------------------------------------------------------------------------------------------------
Class R5                                                        .61%              .22%            .83%
-------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Sept. 30, 2009: +44.08% for Class A, +43.80% for Class C, +43.97% for Class R2 and +44.51% for Class R5.


--------------------------------------------------------------------------------
36  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS IN SECURITIES  ----------------------------------------
Seligman TargETFund Core
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)


EXCHANGE TRADED FUNDS (100.5%)
                                                       SHARES                VALUE(a)
FIXED INCOME (35.5%)
iShares Lehman US Treasury Inflation
 Protected Securities Fund                              86,979(b)          $8,948,400
Vanguard Total Bond Market ETF                         148,900             11,837,549
                                                                      ---------------
Total                                                                      20,785,949
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.9%)
iShares MSCI EAFE Index Fund                            64,000(b,c)         3,500,800
Vanguard Europe Pacific ETF                             68,100(b)           2,335,830
                                                                      ---------------
Total                                                                       5,836,630
-------------------------------------------------------------------------------------

REAL ESTATE (6.1%)
iShares Dow Jones US Real Estate Index Fund             84,000(b,c)         3,583,440
-------------------------------------------------------------------------------------

REIT (3.9%)
SPDR Dow Jones REIT ETF                                 50,700(b)           2,308,878
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (5.0%)
iShares Dow Jones Select Dividend Index Fund            71,381              2,948,035
-------------------------------------------------------------------------------------

U.S. LARGE CAP (32.6%)
SPDR Trust Series 1                                    180,900(b,c)        19,095,805
-------------------------------------------------------------------------------------

U.S. MID CAP (7.5%)
iShares Russell Midcap Index Fund                       56,264(c)           4,401,533
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $59,950,754)                                                       $58,960,270
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                124,573(d)            $124,573
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $124,573)                                                             $124,573
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     7,649,219             $7,649,219
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $7,649,219)                                                         $7,649,219
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $67,724,546)(e)                                                    $66,734,062
=====================================================================================



INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2009



                                                          NUMBER OF   EXERCISE    PREMIUM    EXPIRATION
ISSUER                                       PUTS/CALLS   CONTRACTS     PRICE     RECEIVED      DATE       VALUE(a)
-------------------------------------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index
  Fund                                          Call          733        $45      $118,750    Oct. 2009     $47,645
iShares MSCI EAFE Index Fund                    Call          546         56        64,552    Oct. 2009      27,300
iShares Russell Midcap Index Fund               Call          289         80        46,817    Oct. 2009      25,287
SPDR Trust Series 1                             Call        1,047        107       247,085    Oct. 2009     139,775
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $240,007
-------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements

(b) At Sept. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At Sept. 30, 2009, securities valued at $19,426,577 were held to cover open call options written. See Note 8 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(e) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $70,445,867 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,546,115
     Unrealized depreciation                                                     (6,257,920)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,711,805)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued) ---------------------------- Seligman TargETFund Core

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                  FAIR VALUE AT SEPT. 30, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $58,960,270          $--             $--        $58,960,270
  Affiliated Money Market Fund(a)                       124,573           --              --            124,573
  Investments of Cash Collateral Received for
    Securities on Loan                                7,649,219           --              --          7,649,219
---------------------------------------------------------------------------------------------------------------
Total Investments in Securities                      66,734,062           --              --         66,734,062
Other Financial Instruments(b)                          240,007           --              --            240,007
---------------------------------------------------------------------------------------------------------------
Total                                               $66,974,069          $--             $--        $66,974,069
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
(b) Other Financial Instruments are derivative instruments, such as written options. See derivative schedule following the Portfolio of Investments for more information.



--------------------------------------------------------------------------------
38  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund Core



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS IN SECURITIES  ----------------------------------------
Seligman TargETFund 2015
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)


EXCHANGE TRADED FUNDS (99.9%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (3.3%)
Vanguard Emerging Markets ETF                           22,800               $879,168
-------------------------------------------------------------------------------------

FIXED INCOME (18.9%)
iShares Lehman US Treasury Inflation
 Protected Securities Fund                              14,100(b)           1,450,608
Vanguard Total Bond Market ETF                          45,050              3,581,475
                                                                      ---------------
Total                                                                       5,032,083
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
iShares MSCI EAFE Index Fund                            27,200(b,c)         1,487,840
Vanguard Europe Pacific ETF                             34,000(b)           1,166,200
                                                                      ---------------
Total                                                                       2,654,040
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (3.2%)
WisdomTree Intl SmallCap Dividend Fund                  18,800                840,360
-------------------------------------------------------------------------------------

REAL ESTATE (5.4%)
iShares Dow Jones US Real Estate Index Fund             34,000(b,c)         1,450,440
-------------------------------------------------------------------------------------

REIT (4.8%)
SPDR Dow Jones REIT ETF                                 27,900              1,270,566
-------------------------------------------------------------------------------------

U.S. LARGE AND MID CAP (1.8%)
iShares Dow Jones Select Dividend Index Fund            11,900                491,470
-------------------------------------------------------------------------------------

U.S. LARGE CAP (24.6%)
SPDR Trust Series 1                                     62,300(c)           6,576,388
-------------------------------------------------------------------------------------

U.S. MID CAP (18.6%)
iShares Russell Midcap Index Fund                       63,349(c)           4,955,792
-------------------------------------------------------------------------------------

U.S. SMALL CAP (9.3%)
iShares Russell 2000 Index Fund                         41,242(b,c)         2,484,006
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $27,625,726)                                                       $26,634,313
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                203,340(d)            $203,340
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $203,340)                                                             $203,340
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (14.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,862,581             $3,862,581
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,862,581)                                                         $3,862,581
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $31,691,647)(e)                                                    $30,700,234
=====================================================================================



INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT SEPT. 30, 2009



                                                            NUMBER OF   EXERCISE    PREMIUM   EXPIRATION
ISSUER                                         PUTS/CALLS   CONTRACTS     PRICE    RECEIVED      DATE      VALUE(a)
-------------------------------------------------------------------------------------------------------------------
iShares Dow Jones US Real Estate Index Fund       Call         272         $45      $44,066    Oct. 2009    $17,680
iShares MSCI EAFE Index Fund                      Call         114          56       13,478    Oct. 2009      5,700
iShares Russell 2000 Index Fund                   Call         167          62       26,342    Oct. 2009     12,191
iShares Russell Midcap Index Fund                 Call         253          80       40,985    Oct. 2009     22,138
SPDR Trust Series 1                               Call         272         107       64,190    Oct. 2009     36,312
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $94,021
-------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
40  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2015

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements

(b) At Sept. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(c) At Sept. 30, 2009, securities valued at $7,640,224 were held to cover open call options written. See Note 8 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(e) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $32,368,182 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $919,933
     Unrealized depreciation                                                     (2,587,881)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,667,948)
     --------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued) ---------------------------- Seligman TargETFund 2015

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                    FAIR VALUE AT SEPT. 30, 2009
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                               $26,634,313          $--             $--        $26,634,313
  Affiliated Money Market Fund(a)                         203,340           --              --            203,340
  Investments of Cash Collateral Received for
    Securities on Loan                                  3,862,581           --              --          3,862,581
-----------------------------------------------------------------------------------------------------------------
Total Investments in Securities                        30,700,234           --              --         30,700,234
-----------------------------------------------------------------------------------------------------------------
Other Financial Instruments(b)                             94,021           --              --             94,021
-----------------------------------------------------------------------------------------------------------------
Total                                                 $30,794,255          $--             $--        $30,794,255
-----------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
(b) Other Financial Instruments are derivative instruments, such as written options. See derivative schedule following the Portfolio of Investments for more information.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
42  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS IN SECURITIES  ----------------------------------------
Seligman TargETFund 2025
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)


EXCHANGE TRADED FUNDS (99.6%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (8.2%)
Vanguard Emerging Markets ETF                           72,800(b)          $2,807,168
-------------------------------------------------------------------------------------

FIXED INCOME (4.9%)
Vanguard Total Bond Market ETF                          21,100              1,677,450
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
iShares MSCI EAFE Index Fund                            58,900(b)           3,221,830
Vanguard Europe Pacific ETF                              6,000(b)             205,800
                                                                      ---------------
Total                                                                       3,427,630
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (8.1%)
WisdomTree Intl SmallCap Dividend Fund                  62,300              2,784,810
-------------------------------------------------------------------------------------

REIT (3.7%)
SPDR Dow Jones REIT ETF                                 28,000(b)           1,275,120
-------------------------------------------------------------------------------------

U.S. LARGE CAP (18.7%)
iShares S&P 500 Index Fund                              51,700(b)           5,477,098
SPDR Trust Series 1                                      9,000(b)             950,040
                                                                      ---------------
Total                                                                       6,427,138
-------------------------------------------------------------------------------------

U.S. MID CAP (24.9%)
iShares Russell Midcap Index Fund                      109,401              8,558,440
-------------------------------------------------------------------------------------

U.S. SMALL CAP (21.1%)
iShares Russell 2000 Index Fund                        120,321(b)           7,246,934
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $39,351,047)                                                       $34,204,690
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                177,285(c)            $177,285
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $177,285)                                                             $177,285
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     7,777,478             $7,777,478
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $7,777,478)                                                         $7,777,478
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,305,810)(d)                                                    $42,159,453
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Sept. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(c) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(d) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $48,626,256 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $253,839
     Unrealized depreciation                                                     (6,720,642)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(6,466,803)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued) ---------------------------- Seligman TargETFund 2025

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                  FAIR VALUE AT SEPT. 30, 2009
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $34,204,690          $--             $--        $34,204,690
  Affiliated Money Market Fund(a)                       177,285           --              --            177,285
  Investments of Cash Collateral Received for
    Securities on Loan                                7,777,478           --              --          7,777,478
---------------------------------------------------------------------------------------------------------------
Total                                               $42,159,453          $--             $--        $42,159,453
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.



--------------------------------------------------------------------------------
44  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2025



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS IN SECURITIES  ----------------------------------------
Seligman TargETFund 2035
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)


EXCHANGE TRADED FUNDS (99.5%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.0%)
Vanguard Emerging Markets ETF                          25,600                $987,136
-------------------------------------------------------------------------------------

FIXED INCOME (4.9%)
Vanguard Total Bond Market ETF                          6,100                 484,950
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (9.9%)
Vanguard Europe Pacific ETF                            28,600                 980,980
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (10.0%)
WisdomTree Intl SmallCap Dividend Fund                 22,140                 989,658
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.0%)
SPDR Trust Series 1                                    14,045               1,482,590
-------------------------------------------------------------------------------------

U.S. MID CAP (25.1%)
iShares Russell Midcap Index Fund                      31,500               2,464,246
-------------------------------------------------------------------------------------

U.S. SMALL CAP (24.6%)
iShares Russell 2000 Index Fund                        40,245               2,423,956
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $10,294,652)                                                        $9,813,516
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                85,195(b)              $85,195
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $85,195)                                                               $85,195
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,379,847)(c)                                                     $9,898,711
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(c) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $11,052,411 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $97,517
     Unrealized depreciation                                                     (1,251,217)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,153,700)
     --------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
46  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2035

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                           FAIR VALUE AT SEPT. 30, 2009
                                                          -------------------------------------------------------------
                                                               LEVEL 1          LEVEL 2
                                                            QUOTED PRICES        OTHER          LEVEL 3
                                                              IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                             MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                                      $9,813,516           $--             $--        $9,813,516
  Affiliated Money Market Fund(a)                                85,195            --              --            85,195
-----------------------------------------------------------------------------------------------------------------------
Total                                                        $9,898,711           $--             $--        $9,898,711
-----------------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS IN SECURITIES  ----------------------------------------
Seligman TargETFund 2045
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)


EXCHANGE TRADED FUNDS (99.0%)
                                                       SHARES                VALUE(a)
EMERGING MARKETS (10.1%)
Vanguard Emerging Markets ETF                          12,100                $466,576
-------------------------------------------------------------------------------------

FIXED INCOME (5.0%)
Vanguard Total Bond Market ETF                          2,900                 230,550
-------------------------------------------------------------------------------------

INTERNATIONAL LARGE CAP (10.0%)
Vanguard Europe Pacific ETF                            13,575                 465,623
-------------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP (10.1%)
WisdomTree Intl SmallCap Dividend Fund                 10,485                 468,680
-------------------------------------------------------------------------------------

U.S. LARGE CAP (14.8%)
SPDR Trust Series 1                                     6,490                 685,084
-------------------------------------------------------------------------------------

U.S. MID CAP (24.3%)
iShares Russell Midcap Index Fund                      14,395               1,126,121
-------------------------------------------------------------------------------------

U.S. SMALL CAP (24.7%)
iShares Russell 2000 Index Fund                        19,090               1,149,790
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $4,668,622)                                                         $4,592,424
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                85,407(b)              $85,407
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $85,407)                                                               $85,407
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,754,029)(c)                                                      $4,677,831
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements

(b) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(c) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $5,367,896 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $103,072
     Unrealized depreciation                                                      (793,137)
     -------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(690,065)
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
48  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman TargETFund 2045

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                  FAIR VALUE AT SEPT. 30, 2009
                                                 -------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in Securities
  Exchange Traded Funds                             $4,592,424           $--             $--        $4,592,424
  Affiliated Money Market Fund(a)                       85,407            --              --            85,407
--------------------------------------------------------------------------------------------------------------
Total                                               $4,677,831           $--             $--        $4,677,831
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  49

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                        SELIGMAN             SELIGMAN             SELIGMAN
SEPT. 30, 2009                                      TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
ASSETS:
Investments in securities, at value*
Unaffiliated issuers
  (identified cost $59,950,754, $27,625,726 and
    $39,351,047)                                      $ 58,960,270         $26,634,313          $34,204,690
Affiliated money market fund
  (identified cost $124,573, $203,340 and
    $177,285)                                              124,573             203,340              177,285
Investments of cash collateral received for
  securities on loan
  (identified cost $7,649,219, $3,862,581 and
    $7,777,478)                                          7,649,219           3,862,581            7,777,478
-------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $67,724,546, $31,691,647,
    $47,305,810)                                        66,734,062          30,700,234           42,159,453
Capital shares receivable                                  169,761              11,548               91,022
Dividend and accrued interest receivable                    43,894              20,765                6,506
-------------------------------------------------------------------------------------------------------------
Total assets                                            66,947,717          30,732,547           42,256,981
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Options contracts written, at value (premiums
  received $477,204, $189,061 and $--)                     240,007              94,021                   --
Capital shares payable                                     245,321              33,931               54,893
Payable upon return of securities loaned                 7,649,219           3,862,581            7,777,478
Accrued investment management services fee                     732                 333                  430
Accrued distribution fees                                   28,917              12,137               15,535
Accrued transfer agency fees                                44,633              20,425               24,575
Accrued administrative services fees                            97                  44                   57
Accrued plan administration services fees                    3,994                 720                1,336
Other accrued expenses                                      41,343              53,567               33,656
-------------------------------------------------------------------------------------------------------------
Total liabilities                                        8,254,263           4,077,759            7,907,960
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $ 58,693,454         $26,654,788          $34,349,021
-------------------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                      $      9,115         $     4,053          $     5,070
Additional paid-in capital                              74,735,305          35,057,263           42,424,553
Undistributed net investment income                         11,990             268,394              190,110
Accumulated net realized gain (loss)                   (15,309,669)         (7,778,549)          (3,124,355)
Unrealized appreciation (depreciation) on
  investments                                             (753,287)           (896,373)          (5,146,357)
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $ 58,693,454         $26,654,788          $34,349,021
-------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value               $  7,488,980         $ 3,775,127          $ 7,545,420
-------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A                $20,084,624          $12,869,269          $17,518,203
                                       Class C                $28,956,029          $12,264,632          $13,402,662
                                       Class R2               $ 9,547,700          $ 1,495,666          $ 3,182,793
                                       Class R5               $   105,101          $    25,221          $   245,363
Outstanding shares of capital stock:   Class A shares           3,119,620            1,940,646            2,562,329
                                       Class C shares           4,495,509            1,882,061            2,002,910
                                       Class R2 shares          1,483,888              226,740              469,091
                                       Class R5 shares             16,332                3,765               35,571
Net asset value per share:             Class A(1)             $      6.44          $      6.63          $      6.84
                                       Class C                $      6.44          $      6.52          $      6.69
                                       Class R2               $      6.43          $      6.60          $      6.79
                                       Class R5               $      6.44          $      6.70          $      6.90
---------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025 is $6.83, $7.03 and $7.26, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
50  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    SELIGMAN             SELIGMAN
SEPT. 30, 2009                                                  TARGETFUND 2035      TARGETFUND 2045
ASSETS:
Investments in securities, at value
Unaffiliated issuers
  (identified cost $10,294,652 and $4,668,622)                    $ 9,813,516          $ 4,592,424
Affiliated money market fund
  (identified cost $85,195 and $85,407)                                85,195               85,407
----------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $10,379,847 and $4,754,029)                      9,898,711            4,677,831
Capital shares receivable                                              28,360               12,929
Dividend and accrued interest receivable                                7,256                3,306
----------------------------------------------------------------------------------------------------
Total assets                                                        9,934,327            4,694,066
----------------------------------------------------------------------------------------------------
LIABILITIES:
Capital shares payable                                                 22,113               10,277
Accrued investment management services fee                                123                   58
Accrued distribution fees                                               4,888                2,418
Accrued transfer agency fees                                            6,981                3,629
Accrued administrative services fees                                       16                    8
Accrued plan administration services fees                                 715                  363
Other accrued expenses                                                 39,560               37,348
----------------------------------------------------------------------------------------------------
Total liabilities                                                      74,396               54,101
----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                $ 9,859,931          $ 4,639,965
----------------------------------------------------------------------------------------------------

REPRESENTED BY:
Capital stock -- $.001 par value                                  $     1,398          $       659
Additional paid-in capital                                         11,239,041            5,853,538
Undistributed net investment income                                    29,549               17,677
Accumulated net realized gain (loss)                                 (928,921)          (1,155,711)
Unrealized appreciation (depreciation) on investments                (481,136)             (76,198)
----------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                   $ 9,859,931          $ 4,639,965
----------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:        Class A                 $5,955,957           $3,216,301
                                                    Class C                 $2,414,707           $  882,294
                                                    Class R2                $1,481,321           $  523,492
                                                    Class R5                $    7,946           $   17,878
Outstanding shares of capital stock:                Class A shares             840,606              455,251
                                                    Class C shares             346,244              126,804
                                                    Class R2 shares            209,743               74,309
                                                    Class R5 shares              1,115                2,516
Net asset value per share:                          Class A(1)              $     7.09           $     7.06
                                                    Class C                 $     6.97           $     6.96
                                                    Class R2                $     7.06           $     7.04
                                                    Class R5                $     7.13           $     7.11
-------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman TargETFund 2035 and Seligman TargETFund 2045 is $7.52 and $7.49, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  51

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                       SELIGMAN             SELIGMAN             SELIGMAN
YEAR ENDED SEPT. 30, 2009                          TARGETFUND CORE      TARGETFUND 2015      TARGETFUND 2025
Income:
Dividends                                            $  1,962,458         $   815,450          $   874,982
Interest                                                       --                   4                    6
Income distributions from affiliated money
  market fund                                                 185                  72                  136
Income from securities lending -- net                      16,504               5,309                7,414
------------------------------------------------------------------------------------------------------------
Total income                                            1,979,147             820,835              882,538
------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                        272,984             121,554              136,473
Distribution fees
  Class A                                                  45,600              29,037               34,200
  Class C                                                 289,930             116,119              114,588
  Class R2                                                 41,727               7,361               11,757
Transfer agency fees
  Class A                                                  80,402              52,202               64,948
  Class C                                                 125,368              50,669               53,249
  Class R2                                                 32,957               6,144                9,973
  Class R5                                                    526                 531                1,047
Administrative services fees                               10,074               4,585                5,686
Plan administration services fees -- Class R2               6,819               1,235                2,247
Compensation of board members                               1,565                 700                  800
Custodian fees                                             22,854              12,104               12,113
Printing and postage                                       37,584              28,679               23,885
Registration fees                                          44,206              45,428               46,431
Professional fees                                          29,004              24,574               24,572
Other                                                      12,814               7,149                8,824
------------------------------------------------------------------------------------------------------------
Total expenses                                          1,054,414             508,071              550,793
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                (267,798)           (173,339)            (185,407)
------------------------------------------------------------------------------------------------------------
Total net expenses                                        786,616             334,732              365,386
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         1,192,531             486,103              517,152
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                               (14,341,641)         (6,250,060)          (2,800,209)
  Options contracts written                              (103,116)            (66,361)                  --
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               (14,444,757)         (6,316,421)          (2,800,209)
Net change in unrealized appreciation
  (depreciation) on investments                         8,194,546           2,483,779              506,368
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (6,250,211)         (3,832,642)          (2,293,841)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $ (5,057,680)        $(3,346,539)         $(1,776,689)
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    SELIGMAN             SELIGMAN
YEAR ENDED SEPT. 30, 2009                                       TARGETFUND 2035      TARGETFUND 2045
Income:
Dividends                                                          $  222,097           $ 127,324
Interest                                                                    2                   3
Income distributions from affiliated money market fund                     59                  29
----------------------------------------------------------------------------------------------------
Total income                                                          222,158             127,356
----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                     35,438              19,710
Distribution fees
  Class A                                                              10,620               6,401
  Class C                                                              17,945               6,705
  Class R2                                                              6,060               3,486
Transfer agency fees
  Class A                                                              20,009              13,739
  Class C                                                               9,288               3,576
  Class R2                                                              4,103               3,233
  Class R5                                                                180                 279
Administrative services fees                                            1,661                 835
Plan administration services fees -- Class R2                           1,206                 638
Compensation of board members                                             216                 117
Custodian fees                                                          6,713               5,645
Printing and postage                                                   13,227              11,900
Registration fees                                                      42,980              43,871
Professional fees                                                      23,711              23,421
Other                                                                   4,736               4,721
----------------------------------------------------------------------------------------------------
Total expenses                                                        198,093             148,277
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (110,039)           (102,180)
----------------------------------------------------------------------------------------------------
Total net expenses                                                     88,054              46,097
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       134,104              81,259
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on securities transactions                  (797,441)           (994,159)
Net change in unrealized appreciation (depreciation) on
  investments                                                       1,150,653             897,970
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        353,212             (96,189)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       $  487,316           $ (14,930)
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  53

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                SELIGMAN TARGETFUND CORE            SELIGMAN TARGETFUND 2015
YEAR ENDED SEPT. 30,                             2009              2008              2009             2008
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net              $  1,192,531      $  2,102,877      $   486,103      $    520,258
Net realized gain (loss) on investments       (14,444,757)         (828,430)      (6,316,421)       (1,400,365)
Capital gain distributions received from
  Underlying ETFs                                      --             8,229               --             5,276
Net change in unrealized appreciation
  (depreciation) on investments                 8,194,546       (15,303,345)       2,483,779        (7,736,596)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (5,057,680)      (14,020,669)      (3,346,539)       (8,611,427)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (480,591)         (842,004)        (221,460)         (206,034)
    Class C                                      (525,794)         (696,935)        (197,341)         (133,312)
    Class D*                                          N/A          (267,547)             N/A           (71,896)
    Class R2                                     (193,654)         (247,161)         (26,906)          (13,132)
    Class R5                                       (6,719)          (23,411)          (6,566)          (11,090)
  Net realized gain
    Class A                                            --           (33,451)          (4,474)         (147,807)
    Class C                                            --           (24,205)          (4,537)         (115,771)
    Class D*                                          N/A           (28,837)             N/A           (62,437)
    Class R2                                           --            (9,338)            (566)           (9,738)
    Class R5                                           --              (915)            (126)           (7,247)
--------------------------------------------------------------------------------------------------------------
Total distributions                            (1,206,758)       (2,173,804)        (461,976)         (778,464)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                5,887,443        13,909,516        4,154,751         5,206,427
  Class C shares                                3,870,456         8,520,287        1,323,276         3,026,994
  Class D shares*                                     N/A         5,011,800              N/A         1,594,352
  Class R2 shares                               2,888,854         7,536,424          790,617         1,639,678
  Class R5 shares                                 644,800           189,163           16,721           143,113
Reinvestment of distributions at net asset
  value
  Class A shares                                  383,630           776,897          219,237           337,717
  Class C shares                                  406,585           646,257          192,628           230,011
  Class D shares*                                     N/A           272,257              N/A           122,879
  Class R2 shares                                 127,202           256,468           27,472            22,870
  Class R5 shares                                   6,719            24,326            6,693            18,337
Conversion from Class D to Class C
  Class C shares                                      N/A        25,391,734              N/A         7,113,076
  Class D shares*                                     N/A       (25,391,734)             N/A        (7,113,076)
Payments for redemptions
  Class A shares                               (9,654,896)      (17,311,696)      (6,691,115)       (4,756,742)
  Class C shares                              (13,551,954)       (8,476,156)      (4,252,056)       (4,710,218)
  Class D shares*                                     N/A        (9,498,961)             N/A        (2,914,934)
  Class R2 shares                              (2,931,156)       (3,199,903)        (724,679)         (546,242)
  Class R5 shares                                (951,503)         (474,986)        (455,294)         (299,162)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                  (12,873,820)       (1,818,307)      (5,391,749)         (884,920)
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (19,138,258)      (18,012,780)      (9,200,264)      (10,274,811)
Net assets at beginning of year                77,831,712        95,844,492       35,855,052        46,129,863
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 58,693,454      $ 77,831,712      $26,654,788      $ 35,855,052
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $     11,990      $     25,193      $   268,394      $    234,512
--------------------------------------------------------------------------------------------------------------


*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                 SELIGMAN TARGETFUND 2025          SELIGMAN TARGETFUND 2035
YEAR ENDED SEPT. 30,                              2009             2008              2009             2008
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net               $   517,152      $    216,853      $   134,104      $    30,494
Net realized gain (loss) on investments        (2,800,209)         (291,630)        (797,441)         (32,160)
Capital gain distributions received from
  Underlying ETFs                                      --             3,778               --              452
Net change in unrealized appreciation
  (depreciation) on investments                   506,368       (10,372,359)       1,150,653       (1,734,475)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,776,689)      (10,443,358)         487,316       (1,735,689)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (170,427)         (108,262)         (58,346)         (27,161)
    Class C                                      (122,448)          (52,985)         (22,455)          (9,035)
    Class D*                                          N/A           (40,284)             N/A           (3,844)
    Class R2                                      (22,624)           (8,282)         (18,022)          (2,819)
    Class R5                                      (12,360)          (10,668)          (3,018)          (3,526)
  Dividends in excess of net investment
    income
    Class A                                            --                --               --           (1,276)
    Class C                                            --                --               --             (424)
    Class D*                                          N/A                --              N/A             (181)
    Class R2                                           --                --               --             (132)
    Class R5                                           --                --               --             (165)
  Net realized gain
    Class A                                            --          (109,781)         (55,104)              --
    Class C                                            --           (75,504)         (24,161)              --
    Class D*                                          N/A           (57,392)             N/A               --
    Class R2                                           --            (8,849)         (17,608)              --
    Class R5                                           --            (9,671)          (2,700)              --
  Tax return of capital
    Class A                                            --           (18,704)              --               --
    Class C                                            --            (9,790)              --               --
    Class D*                                          N/A            (7,456)             N/A               --
    Class R2                                           --            (1,443)              --               --
    Class R5                                           --            (1,806)              --               --
-------------------------------------------------------------------------------------------------------------
Total distributions                              (327,859)         (520,877)        (201,414)         (48,563)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                4,542,135         9,935,831        2,761,948        3,486,961
  Class C shares                                2,385,956         4,081,754        1,218,485          998,316
  Class D shares*                                     N/A         1,487,409              N/A          445,595
  Class R2 shares                               1,197,924         2,311,265        1,137,195        1,317,416
  Class R5 shares                                  55,837           442,872           14,689          250,776
Reinvestment of distributions at net asset
  value
  Class A shares                                  163,981           225,082          112,313           27,596
  Class C shares                                  117,808           135,575           44,102            9,236
  Class D shares*                                     N/A            90,552              N/A            3,304
  Class R2 shares                                  22,624            18,573           35,630            2,951
  Class R5 shares                                  12,360            22,146            5,717            3,691
Conversion from Class D to Class C
  Class C shares                                      N/A         8,099,463              N/A          642,627
  Class D shares*                                     N/A        (8,099,463)             N/A         (642,627)
Payments for redemptions
  Class A shares                               (4,187,215)       (3,998,642)      (1,441,615)        (565,918)
  Class C shares                               (4,086,707)       (3,781,873)        (661,515)        (550,750)
  Class D shares*                                     N/A        (2,800,901)             N/A          (20,761)
  Class R2 shares                                (379,293)         (272,146)        (716,475)        (302,470)
  Class R5 shares                                (761,566)         (621,203)        (173,339)        (143,560)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                     (916,156)        7,276,294        2,337,135        4,962,383
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (3,020,704)       (3,687,941)       2,623,037        3,178,131
Net assets at beginning of year                37,369,725        41,057,666        7,236,894        4,058,763
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $34,349,021      $ 37,369,725      $ 9,859,931      $ 7,236,894
-------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over)
  net investment income                       $   190,110      $       (827)     $    29,549      $      (571)
-------------------------------------------------------------------------------------------------------------


*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  55

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                       SELIGMAN TARGETFUND 2045
YEAR ENDED SEPT. 30,                                                     2009             2008
OPERATIONS AND DISTRIBUTIONS:
Investment income (loss) -- net                                      $    81,259      $    27,033
Net realized gain (loss) on investments                                 (994,159)         (91,625)
Capital gain distributions received from Underlying ETFs                      --              332
Net change in unrealized appreciation (depreciation) on investments      897,970       (1,060,080)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (14,930)      (1,124,340)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (38,641)         (16,640)
    Class C                                                               (8,810)          (2,588)
    Class D*                                                                 N/A           (4,696)
    Class R2                                                             (10,963)          (3,025)
    Class R5                                                              (4,537)          (5,166)
  Dividends in excess of net investment income
    Class A                                                                   --             (413)
    Class C                                                                   --              (65)
    Class D*                                                                 N/A             (117)
    Class R2                                                                  --              (75)
    Class R5                                                                  --             (128)
  Net realized gain
    Class A                                                              (42,075)          (1,993)
    Class C                                                              (10,929)            (379)
    Class D*                                                                 N/A             (688)
    Class R2                                                             (12,349)            (388)
    Class R5                                                              (4,680)            (574)
-------------------------------------------------------------------------------------------------
Total distributions                                                     (132,984)         (36,935)
-------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales
  Class A shares                                                       1,298,328        2,877,453
  Class C shares                                                         433,751          216,848
  Class D shares*                                                            N/A          648,052
  Class R2 shares                                                        616,747          830,614
  Class R5 shares                                                         16,485          617,457
Reinvestment of distributions at net asset value
  Class A shares                                                          77,918           17,025
  Class C shares                                                          17,079            3,030
  Class D shares*                                                            N/A            3,023
  Class R2 shares                                                         23,311            3,488
  Class R5 shares                                                          9,217            5,869
Conversion from Class D to Class C
  Class C shares                                                             N/A          801,460
  Class D shares*                                                            N/A         (801,460)
Payments for redemptions
  Class A shares                                                      (1,070,913)        (602,824)
  Class C shares                                                        (360,683)        (332,140)
  Class D shares*                                                            N/A          (63,587)
  Class R2 shares                                                       (647,105)        (583,051)
  Class R5 shares                                                       (238,746)        (485,278)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        175,389        3,155,979
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   27,475        1,994,704
Net assets at beginning of year                                        4,612,490        2,617,786
-------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 4,639,965      $ 4,612,490
-------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment income   $    17,677      $      (466)
-------------------------------------------------------------------------------------------------


*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
56  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period's shown. Per share net investment income amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Seligman TargETFund Core

                                                               YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.79        $8.18       $7.60       $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14          .21         .17         .17
Net gains (losses) (both realized and
 unrealized)                                         (.34)       (1.38)        .60         .43
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.20)       (1.17)        .77         .60
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
-----------------------------------------------------------------------------------------------
Dividends from net investment income                 (.15)        (.21)       (.17)       (.14)
Distributions from realized gains                      --         (.01)       (.02)        .00(b)
-----------------------------------------------------------------------------------------------
Total distributions                                  (.15)        (.22)       (.19)       (.14)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.44        $6.79       $8.18       $7.60
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (2.69%)     (14.56%)     10.14%       8.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.44%        1.16%       1.16%       1.51%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .98%         .96%        .97%        .98%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.55%        2.80%       2.06%       2.34%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $20          $26         $33         $16
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               45%          46%         33%         22%
-----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS C                                            -------------------------------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)
Net asset value, beginning of period                $6.79        $8.18      $7.61       $7.14
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .15        .10         .12
Net gains (losses) (both realized and
 unrealized)                                         (.35)       (1.38)       .60         .44
----------------------------------------------------------------------------------------------
Total from investment operations                     (.25)       (1.23)       .70         .56
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.10)        (.15)      (.11)       (.09)
Distributions from realized gains                      --         (.01)      (.02)        .00(b)
----------------------------------------------------------------------------------------------
Total distributions                                  (.10)        (.16)      (.13)       (.09)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.44        $6.79      $8.18       $7.61
----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (3.43%)     (15.21%)     9.20%       8.03%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               2.20%        1.93%      1.92%       2.26%(d)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.73%        1.73%      1.73%       1.73%(d)
----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.80%        2.03%      1.30%       1.59%(d)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $29          $42        $24         $12
----------------------------------------------------------------------------------------------
Portfolio turnover rate                               45%          46%        33%         22%
----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED SEPT. 30,
CLASS R2*                                          -------------------------------------------
PER SHARE DATA                                      2009         2008        2007      2006(a)
Net asset value, beginning of period                $6.78        $8.17      $7.59       $7.14
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .19        .14         .15
Net gains (losses) (both realized and
 unrealized)                                         (.35)       (1.38)       .60         .43
----------------------------------------------------------------------------------------------
Total from investment operations                     (.22)       (1.19)       .74         .58
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.13)        (.19)      (.14)       (.13)
Distributions from realized gains                      --         (.01)      (.02)        .00(b)
----------------------------------------------------------------------------------------------
Total distributions                                  (.13)        (.20)      (.16)       (.13)
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.43        $6.78      $8.17       $7.59
----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (2.96%)     (14.80%)     9.82%       8.32%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.74%        1.43%      1.42%       1.76%(d)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.23%        1.23%      1.23%       1.23%(d)
----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.28%        2.53%      1.80%       2.09%(d)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $10          $10         $7          $1
----------------------------------------------------------------------------------------------
Portfolio turnover rate                               45%          46%        33%         22%
----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS R5*                                          --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $6.79        $8.18       $7.61       $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .24         .19         .20
Net gains (losses) (both realized and
 unrealized)                                         (.34)       (1.39)        .60         .43
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.18)       (1.15)        .79         .63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)        (.23)       (.20)       (.16)
Distributions from realized gains                      --         (.01)       (.02)        .00(b)
-----------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.24)       (.22)       (.16)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.44        $6.79       $8.18       $7.61
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (2.35%)     (14.28%)     10.43%       9.03%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               2.36%        1.44%        .97%        .90%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .61%         .61%        .61%        .61%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.90%        3.15%       2.42%       2.71%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--           $1          $1          $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               45%          46%         33%         22%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
58  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) A short-term gain of $.004 per share was paid.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman TargETFund 2015


                                                               YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.10        $8.91       $7.86        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .13         .10          .08
Net gains (losses) (both realized and
 unrealized)                                         (.50)       (1.78)       1.03          .69
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.37)       (1.65)       1.13          .77
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.10)        (.09)       (.07)        (.05)
Distributions from realized gains                     .00(b)      (.07)       (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.10)        (.16)       (.08)        (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.63        $7.10       $8.91        $7.86
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (4.85%)     (18.82%)     14.53%       10.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.67%        1.24%       1.27%        1.88%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .98%         .96%        .96%         .98%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        1.66%       1.20%        1.12%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $13          $17         $20           $9
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          70%         19%          12%
-----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.02        $8.85       $7.84        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .07         .04          .03
Net gains (losses) (both realized and
 unrealized)                                         (.49)       (1.75)       1.02          .71
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.41)       (1.68)       1.06          .74
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.08)       (.04)        (.04)
Distributions from realized gains                     .00(b)      (.07)       (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.09)        (.15)       (.05)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.52        $7.02       $8.85        $7.84
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (5.55%)     (19.33%)     13.56%       10.43%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               2.41%        2.01%       2.04%        2.63%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.73%        1.73%       1.73%        1.73%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.55%         .89%        .43%         .37%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12          $17         $15           $9
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          70%         19%          12%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
60  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                               YEAR ENDED SEPT. 30,
CLASS R2*                                          --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.08        $8.89       $7.85        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .11         .08          .06
Net gains (losses) (both realized and
 unrealized)                                         (.49)       (1.76)       1.03          .70
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.38)       (1.65)       1.11          .76
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.10)        (.09)       (.06)        (.05)
Distributions from realized gains                     .00(b)      (.07)       (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.10)        (.16)       (.07)        (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.60        $7.08       $8.89        $7.85
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (5.07%)     (18.89%)     14.20%       10.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.94%        1.51%       1.54%        2.13%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.23%        1.23%       1.23%        1.23%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.06%        1.39%        .93%         .87%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          70%         19%          12%
-----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS R5*                                          --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.16        $8.95       $7.88        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .16         .13          .11
Net gains (losses) (both realized and
 unrealized)                                         (.50)       (1.78)       1.03          .68
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.35)       (1.62)       1.16          .79
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.10)       (.08)        (.05)
Distributions from realized gains                     .00(b)      (.07)       (.01)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.11)        (.17)       (.09)        (.05)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.70        $7.16       $8.95        $7.88
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (4.57%)     (18.42%)     14.84%       11.11%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%        1.09%       1.01%        1.02%(d)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .61%         .61%        .61%         .61%(d)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        2.01%       1.55%        1.49%(d)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--           $1          $1           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          70%         19%          12%
-----------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) Period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


Seligman TargETFund 2025


                                                               YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.14        $9.26       $7.87        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .07         .05          .03
Net gains (losses) (both realized and
 unrealized)                                         (.35)       (2.08)       1.40          .74
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.23)       (2.01)       1.45          .77
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.05)       (.05)          --
Distributions from realized gains                      --         (.05)       (.01)        (.04)
Tax return of capital                                  --         (.01)         --           --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.11)       (.06)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.84        $7.14       $9.26        $7.87
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (2.94%)     (21.91%)     18.53%       10.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.63%        1.28%       1.34%        2.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%         .97%        .97%         .98%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.17%         .86%        .59%         .34%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $18         $16           $7
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%          61%         12%          17%
-----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.02        $9.17       $7.84        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .01        (.02)        (.03)
Net gains (losses) (both realized and
 unrealized)                                         (.35)       (2.07)       1.40          .77
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.27)       (2.06)       1.38          .74
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)        (.03)         --           --
Distributions from realized gains                      --         (.05)       (.05)        (.04)
Tax return of capital                                  --         (.01)         --           --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.06)        (.09)       (.05)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.69        $7.02       $9.17        $7.84
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (3.64%)     (22.61%)     17.63%       10.42%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.38%        2.04%       2.10%        2.76%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.73%        1.73%       1.73%        1.73%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.39%         .10%       (.17%)       (.41%)(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $13          $16         $12           $6
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%          61%         12%          17%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
62  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                               YEAR ENDED SEPT. 30,
CLASS R2*                                          --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.10        $9.23       $7.86        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .05         .03          .01
Net gains (losses) (both realized and
 unrealized)                                         (.35)       (2.07)       1.40          .75
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.25)       (2.02)       1.43          .76
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)        (.05)       (.03)          --
Distributions from realized gains                      --         (.05)       (.03)        (.04)
Tax return of capital                                  --         (.01)         --           --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.06)        (.11)       (.06)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.79        $7.10       $9.23        $7.86
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (3.18%)     (22.12%)     18.27%       10.72%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.92%        1.54%       1.60%        2.26%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%        1.23%       1.23%        1.23%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.78%         .60%        .33%         .09%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $2          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%          61%         12%          17%
-----------------------------------------------------------------------------------------------



                                                               YEAR ENDED SEPT. 30,
CLASS R5*                                          --------------------------------------------
PER SHARE DATA                                      2009         2008        2007       2006(a)
Net asset value, beginning of period                $7.18        $9.30       $7.88        $7.14
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .10         .08          .05
Net gains (losses) (both realized and
 unrealized)                                         (.37)       (2.10)       1.41          .73
-----------------------------------------------------------------------------------------------
Total from investment operations                     (.21)       (2.00)       1.49          .78
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.06)       (.06)          --
Distributions from realized gains                      --         (.05)       (.01)        (.04)
Tax return of capital                                  --         (.01)         --           --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.07)        (.12)       (.07)        (.04)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.90        $7.18       $9.30        $7.88
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       (2.55%)     (21.75%)     19.01%       11.05%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.34%         .90%        .97%        1.02%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .61%         .62%        .61%         .61%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.04%        1.21%        .95%         .71%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--           $1          $2           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               13%          61%         12%          17%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  63

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For the period from Oct. 3, 2005 (commencement of operations) to Sept. 30, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
64  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Seligman TargETFund 2035


                                                         YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.45        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .06          .14
Net gains (losses) (both realized and
 unrealized)                                         (.29)       (2.26)        1.55
-----------------------------------------------------------------------------------
Total from investment operations                     (.18)       (2.20)        1.69
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.08)        (.05)
Distributions from realized gains                    (.09)        (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.18)        (.09)        (.05)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.09        $7.45        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (1.71%)     (22.78%)      20.97%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.47%        2.22%        6.48%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%         .98%         .14%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        1.99%         .68%        1.20%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6           $4           $3
-----------------------------------------------------------------------------------
Portfolio turnover rate                               16%          38%           3%
-----------------------------------------------------------------------------------



                                                         YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.38        $9.70        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .07         (.01)         .07
Net gains (losses) (both realized and
 unrealized)                                         (.32)       (2.24)        1.56
-----------------------------------------------------------------------------------
Total from investment operations                     (.25)       (2.25)        1.63
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.06)        (.03)
Distributions from realized gains                    (.09)        (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.16)        (.07)        (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $6.97        $7.38        $9.70
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (2.62%)     (23.34%)      20.19%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               3.26%        2.97%        7.23%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.73%        1.73%         .35%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        1.31%        (.07%)        .99%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $2           $1
-----------------------------------------------------------------------------------
Portfolio turnover rate                               16%          38%           3%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  65

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED SEPT. 30,
CLASS R2*                                          --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.44        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .04          .11
Net gains (losses) (both realized and
 unrealized)                                         (.32)       (2.25)        1.57
-----------------------------------------------------------------------------------
Total from investment operations                     (.21)       (2.21)        1.68
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)        (.04)        (.04)
Distributions from realized gains                    (.09)        (.05)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.17)        (.09)        (.04)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.06        $7.44        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (2.04%)     (22.92%)      20.84%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.70%        2.47%        6.72%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%        1.23%           --(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        1.89%         .43%        1.47%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               16%          38%           3%
-----------------------------------------------------------------------------------




                                                         YEAR ENDED SEPT. 30,
CLASS R5*                                          --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.47        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .09          .17
Net gains (losses) (both realized and
 unrealized)                                         (.38)       (2.26)        1.53
-----------------------------------------------------------------------------------
Total from investment operations                     (.16)       (2.17)        1.70
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.10)        (.06)
Distributions from realized gains                    (.09)          --           --
-----------------------------------------------------------------------------------
Total distributions                                  (.18)        (.10)        (.06)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.13        $7.47        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (1.33%)     (22.51%)      21.04%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.34%        1.46%        2.98%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .60%         .61%           --(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        4.01%        1.05%        2.53%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               16%          38%           3%
-----------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* On June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For the period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Seligman TargETFund 2045


                                                         YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.46        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .06          .07
Net gains (losses) (both realized and
 unrealized)                                         (.33)       (2.25)        1.62
-----------------------------------------------------------------------------------
Total from investment operations                     (.21)       (2.19)        1.69
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.07)        (.05)
Distributions from realized gains                    (.10)        (.01)          --
Return of capital                                      --         (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.19)        (.09)        (.05)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.06        $7.46        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (2.00%)     (22.70%)      20.97%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               3.53%        2.72%       11.04%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .98%         .96%         .63%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        2.10%         .73%         .71%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $3           $1
-----------------------------------------------------------------------------------
Portfolio turnover rate                               36%          48%          34%
-----------------------------------------------------------------------------------



                                                         YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.39        $9.70        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08           --           --
Net gains (losses) (both realized and
 unrealized)                                         (.33)       (2.24)        1.63
-----------------------------------------------------------------------------------
Total from investment operations                     (.25)       (2.24)        1.63
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)          --           --
Distributions from realized gains                    (.10)        (.06)        (.03)
Return of capital                                      --         (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.18)        (.07)        (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $6.96        $7.39        $9.70
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (2.64%)     (23.22%)      20.19%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               4.28%        3.47%       11.78%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.72%        1.70%        1.29%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        1.38%        (.01%)        .05%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               36%          48%          34%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  67

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED SEPT. 30,
CLASS R2*                                          --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.45        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .04          .05
Net gains (losses) (both realized and
 unrealized)                                         (.43)       (2.25)        1.63
-----------------------------------------------------------------------------------
Total from investment operations                     (.22)       (2.21)        1.68
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.05)        (.04)
Distributions from realized gains                    (.10)        (.02)          --
Return of capital                                      --         (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.19)        (.08)        (.04)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.04        $7.45        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (2.20%)     (22.85%)      20.84%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               3.77%        2.97%       11.28%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.23%        1.20%         .60%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        1.91%         .49%         .74%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               36%          48%          34%
-----------------------------------------------------------------------------------



                                                         YEAR ENDED SEPT. 30,
CLASS R5*                                          --------------------------------
PER SHARE DATA                                      2009         2008       2007(a)
Net asset value, beginning of period                $7.48        $9.74        $8.10
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .06          .10          .10
Net gains (losses) (both realized and
 unrealized)                                         (.24)       (2.27)        1.60
-----------------------------------------------------------------------------------
Total from investment operations                     (.18)       (2.17)        1.70
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)        (.08)        (.06)
Distributions from realized gains                    (.10)          --           --
Return of capital                                      --         (.01)          --
-----------------------------------------------------------------------------------
Total distributions                                  (.19)        (.09)        (.06)
-----------------------------------------------------------------------------------
Net asset value, end of period                      $7.11        $7.48        $9.74
-----------------------------------------------------------------------------------
TOTAL RETURN                                       (1.49%)     (22.45%)      21.04%
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.05%        1.44%        3.78%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .61%         .58%         .20%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        3.78%        1.11%        1.14%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               36%          48%          34%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
68  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) Period from Oct. 2, 2006 (commencement of operations) to Sept. 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------

1. ORGANIZATION

Each Fund is a series of Seligman TargetHorizon ETF Portfolios, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. Each Fund has 600 million authorized shares of capital stock. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds"* or "ETFs", whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Each ETF generally tracks a securities index or a basket of securities. In addition to investments in shares of ETFs (Underlying
ETFs), a Fund may invest in U.S. government securities, high-quality short term debt instruments, cash and cash equivalents.

Seligman TargETFund Core (TargETFund Core) -- is designed for investors who are retired, expected to retire within a short time or otherwise intends to seek withdrawal from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity and fixed-income asset classes.

Seligman TargETFund 2015 (TargETFund 2015) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2025 (TargETFund 2025) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2035 (TargETFund 2035) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

Seligman TargETFund 2045 (TargETFund 2045) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

Each Fund offers Class A, Class C, Class R2 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Class B shares were authorized by the Board of Directors (the Board) but are not currently offered.

Effective May 16, 2008, Class D shares converted to Class C shares and as of that date the Fund no longer offers Class D shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the underlying ETFs, please refer to the section "Underlying ETFs" in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification

--------------------------------------------------------------------------------
70  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on each Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for TargETFund Core are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

OTHER
Security transactions, normally shares of the Underlying ETFs, are accounted for on the date securities are purchased or sold. Income and capital gain distributions from the Underlying ETFs, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

OPTION TRANSACTIONS
The Funds may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The Fund's exposure in the case of the exercise of a written call option may be offset by the subsequent sale of the underlying financial instrument if owned by the Fund. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. Each Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Funds could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

TargETFund Core

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2009


                              ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                    -------------------------------------    -------------------------------------------
                    STATEMENT OF ASSETS                      STATEMENT OF ASSETS
RISK EXPOSURE         AND LIABILITIES                          AND LIABILITIES
CATEGORY                  LOCATION             FAIR VALUE          LOCATION             FAIR VALUE
--------------------------------------------------------------------------------------------------------
Equity contracts            N/A                    N/A        Options contracts
                                                              written, at value          $240,007
--------------------------------------------------------------------------------------------------------
Total                                              N/A                                   $240,007
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
72  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2009


            AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
---------------------------------------------------------------------------------------------
Equity contracts                                                              $(103,116)
---------------------------------------------------------------------------------------------
Total                                                                         $(103,116)
---------------------------------------------------------------------------------------------




   CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $237,197
--------------------------------------------------------------------------------------------
Total                                                                         $237,197
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was $7.1 million at Sept. 30, 2009. The monthly average gross notional contract amount for these contracts was $1.2 million for the year ended Sept. 30, 2009. The fair value of such contracts on Sept. 30, 2009 is set forth in the table above.

TargETFund 2015

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2009


                                 ASSET DERIVATIVES                              LIABILITY DERIVATIVES
                    ------------------------------------------    ------------------------------------------------
RISK EXPOSURE          STATEMENT OF ASSETS                           STATEMENT OF ASSETS
CATEGORY            AND LIABILITIES LOCATION        FAIR VALUE    AND LIABILITIES LOCATION        FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Equity contracts               N/A                      N/A           Options contracts
                                                                      written, at value             $94,021
------------------------------------------------------------------------------------------------------------------
Total                                                   N/A                                         $94,021
------------------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPT. 30, 2009


            AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                              $(66,361)
--------------------------------------------------------------------------------------------
Total                                                                         $(66,361)
--------------------------------------------------------------------------------------------




   CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         OPTIONS
--------------------------------------------------------------------------------------------
Equity contracts                                                               $95,040
--------------------------------------------------------------------------------------------
Total                                                                          $95,040
--------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
The gross notional amount of contracts outstanding was $2.7 million at Sept. 30, 2009. The monthly average gross notional contract amount for these contracts was $500,000 for the year ended Sept. 30, 2009. The fair value of such contracts on Sept. 30, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
On Nov. 7, 2008, RiverSource Investments announced the closing of its acquisition (the Acquisition) of J. & W. Seligman & Co. Incorporated (JWS). With the Acquisition completed and the shareholders of the Funds having previously approved (at a Special meeting held in November 2008) a new Investment Management Services Agreement between RiverSource Investments and the Funds, RiverSource Investments is the new Investment Manager of the Funds effective Nov. 7, 2008.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. Effective June 15, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.455% to 0.365% as the Fund's assets increase. Prior to June 15, 2009, the Investment Manager received an annual fee equal to a percentage of the Fund's average daily net assets that declined from 0.50% to 0.40% as the Fund's assets increased.

The management fee for the year ended Sept. 30, 2009 is the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
TargETFund Core                                                                  0.49%
TargETFund 2015                                                                  0.49
TargETFund 2025                                                                  0.48
TargETFund 2035                                                                  0.48
TargETFund 2045                                                                  0.49


The reduction in the investment management services fee schedule on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to each Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

For the year ended Sept. 30, 2009, the management fees were as follows:

FUND                                                              RIVERSOURCE INVESTMENTS    JWS
--------------------------------------------------------------------------------------------------
TargETFund Core                                                           $239,521         $33,463
TargETFund 2015                                                            106,715          14,839
TargETFund 2025                                                            121,227          15,246
TargETFund 2035                                                             32,418           3,020
TargETFund 2045                                                             17,769           1,941


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's assets increase. The administrative services fee was 0.02% of each Fund's average daily net assets for the year ended Sept. 30, 2009.

Prior to June 15, 2009, Ameriprise Financial administered certain aspects of each Fund's business and other affairs at no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to each Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as each Fund's prior administrative agent. Prior to Nov. 7, 2008, administrative services were provided to each Fund by JWS as part of its former management agreement with each Fund.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the period from Nov. 7, 2008 through Sept. 30, 2009, other expenses paid to this company were as follows:

FUND                                                                           AMOUNT
-------------------------------------------------------------------------------------
TargETFund Core                                                                 $394
TargETFund 2015                                                                  175
TargETFund 2025                                                                  173
TargETFund 2035                                                                   38
TargETFund 2045                                                                   26


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
74  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC) owned by six associated investment companies, provided shareholder servicing and transfer agency services to each Fund, as well as certain other Seligman funds. In January 2009, the Board approved each Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Oct. 1, 2008 through June 15, 2009, SDC charged each Fund for shareholder account and transfer agent services in accordance with a methodology approved by each Fund's Board as follows:

FUND                                                                           AMOUNT
--------------------------------------------------------------------------------------
TargETFund Core                                                               $127,116
TargETFund 2015                                                                 60,708
TargETFund 2025                                                                 71,481
TargETFund 2035                                                                 16,314
TargETFund 2045                                                                 10,478


Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than each Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of each Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of each Fund's relationship with SDC, each Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009. The amount of Non-Recurring Charges and the percentage of each Fund's average daily net assets for the year ended Sept. 30, 2009 were as follows:

FUND                                                                      AMOUNT  PERCENTAGE
--------------------------------------------------------------------------------------------
TargETFund Core                                                          $77,482     0.14%
TargETFund 2015                                                           35,027     0.14
TargETFund 2025                                                           40,531     0.14
TargETFund 2035                                                           11,140     0.15
TargETFund 2045                                                            5,982     0.13


These Non-Recurring Charges are included in transfer agency fees in the Statements of Operations. The Non-Recurring Charges are included in the Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below.

Each Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the

--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Sept. 30, 2009, each Fund's total potential future obligation under the Guaranty over the life of the Guaranty is as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
TargETFund Core                                                                $80,183
TargETFund 2015                                                                 36,666
TargETFund 2025                                                                 44,192
TargETFund 2035                                                                 12,545
TargETFund 2045                                                                  6,465


The liability remaining for Non-Recurring Charges related to the Guaranty is included within accrued transfer agency fees in the Statements of Assets and Liabilities. At Sept. 30, 2009 these amounts were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
TargETFund Core                                                                $44,371
TargETFund 2015                                                                 20,311
TargETFund 2025                                                                 24,430
TargETFund 2035                                                                  6,934
TargETFund 2045                                                                  3,591


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, each Fund pays the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (formerly Seligman Advisors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For Class R shares (redesignated Class R2 shares on June 13, 2009), of the 0.50% fee, up to 0.25% of the fee was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                           CLASS C
---------------------------------------------------------------------------------------
TargETFund Core                                                              $1,829,000
TargETFund 2015                                                               1,043,000
TargETFund 2025                                                               1,096,000
TargETFund 2035                                                                 338,000
TargETFund 2045                                                                 189,000


These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the year ended Sept. 30, 2009 were as follows:

FUND                                                                      CLASS A  CLASS C
------------------------------------------------------------------------------------------
TargETFund Core                                                           $13,374  $10,877
TargETFund 2015                                                            19,869    2,391
TargETFund 2025                                                            24,108    2,817
TargETFund 2035                                                             2,890      204
TargETFund 2045                                                             6,881      777


Effective June 13, 2009, the 1% CDSC was eliminated for Class R2.


--------------------------------------------------------------------------------
76  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Sept. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R2  CLASS R5
---------------------------------------------------------------------------------------------------
TargETFund Core                                                  0.98     1.73     1.23      0.61
TargETFund 2015                                                  0.98     1.73     1.23      0.61
TargETFund 2025                                                  0.98     1.73     1.23      0.61
TargETFund 2035                                                  0.98     1.73     1.23      0.60
TargETFund 2045                                                  0.98     1.72     1.23      0.61


Under an agreement that was effective until June 13, 2009, the Fund's predecessor investment manager contractually agreed to waive certain fees and reimburse each Fund's expenses to the extent that each Fund's "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares, redesignated Class R5 shares on June 13, 2009) of each Funds average daily net assets.

For the period from Oct. 1, 2008 through June 13, 2009, the amounts of expenses reimbursed were as follows:

FUND                                                              RIVERSOURCE INVESTMENTS    JWS
--------------------------------------------------------------------------------------------------
TargETFund Core                                                           $198,476         $25,183
TargETFund 2015                                                            117,029          15,453
TargETFund 2025                                                            122,925          17,674
TargETFund 2035                                                             52,432           8,434
TargETFund 2045                                                             42,940           7,896


Effective June 13, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2015, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A                                                                          0.98%
Class C                                                                          1.73
Class R2                                                                         1.23
Class R5                                                                         0.61


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the period from June 13, 2009 through Sept. 30, 2009, the transfer agency fees waived/reimbursed at the class level were as follows:

FUND                                                           CLASS A  CLASS C  CLASS R2  CLASS R5
---------------------------------------------------------------------------------------------------
TargETFund Core                                                 $6,182   $9,557   $5,950      $52
TargETFund 2015                                                  2,486    2,601      974       11
TargETFund 2025                                                  3,573    3,018    1,748       39
TargETFund 2035                                                  1,994      975    1,100       --
TargETFund 2045                                                  2,256      626      491        5


For the period from June 13, 2009 through Sept. 30, 2009, the management fees and other fees waived/reimbursed at the Fund level were as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
TargETFund Core                                                                $22,398
TargETFund 2015                                                                 34,785
TargETFund 2025                                                                 36,430
TargETFund 2035                                                                 45,104
TargETFund 2045                                                                 47,966




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

5. SECURITIES TRANSACTIONS

For the year ended Sept. 30, 2009, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
TargETFund Core                                                       $26,055,276  $38,647,921
TargETFund 2015                                                        15,074,547   20,262,975
TargETFund 2025                                                         3,721,682    4,312,242
TargETFund 2035                                                         3,488,183    1,214,274
TargETFund 2045                                                         1,550,042    1,519,105


Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                                 TARGETFUND CORE        TARGETFUND 2015       TARGETFUND 2025
                                             ----------------------  --------------------  --------------------
YEAR ENDED SEPT. 30,                            2009        2008        2009       2008      2009       2008
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                          1,025,815   1,813,587     766,316   649,755   841,394   1,175,019
Reinvested distributions                         68,120     103,910      41,210    40,109    31,657      25,433
Redeemed                                     (1,732,604) (2,254,678) (1,263,146) (585,370) (800,790)   (487,463)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        (638,669)   (337,181)   (455,620)  104,494    72,261     712,989
---------------------------------------------------------------------------------------------------------------

CLASS C
Sold                                            690,101   1,116,504     247,999   375,665   443,108     489,007
Converted from Class D*                             N/A   3,202,636         N/A   845,947       N/A     931,190
Reinvested distributions                         72,694      88,012      36,691    27,480    23,100      15,477
Redeemed                                     (2,438,419) (1,135,821)   (793,728) (591,296) (774,421)   (465,472)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (1,675,624)  3,271,331    (509,038)  657,796  (308,213)    970,202
---------------------------------------------------------------------------------------------------------------

CLASS D
Sold                                                N/A     635,544         N/A   186,973       N/A     170,766
Reinvested distributions                            N/A      34,831         N/A    14,681       N/A      10,337
Redeemed                                            N/A  (1,214,451)        N/A  (351,699)      N/A    (334,685)
Converted to Class C*                               N/A  (3,202,636)        N/A  (845,947)      N/A    (931,191)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             N/A  (3,746,712)        N/A  (995,992)      N/A  (1,084,773)
---------------------------------------------------------------------------------------------------------------

CLASS R2**
Sold                                            521,983     980,251     147,345   200,351   229,331     269,989
Reinvested distributions                         23,061      34,538       5,183     2,719     4,393       2,108
Redeemed                                       (521,286)   (419,613)   (130,070)  (71,937)  (61,875)    (32,724)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                          23,758     595,176      22,458   131,133   171,849     239,373
---------------------------------------------------------------------------------------------------------------

CLASS R5**
Sold                                            105,080      24,861       3,048    17,219    10,340      51,992
Reinvested distributions                          1,202       3,238       1,249     2,167     2,372       2,494
Redeemed                                       (165,557)    (62,419)    (84,918)  (35,673) (151,728)    (74,383)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                         (59,275)    (34,320)    (80,621)  (16,287) (139,016)    (19,897)
---------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
78  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                               TARGETFUND 2035    TARGETFUND 2045
                                                              -----------------  -----------------
YEAR ENDED SEPT. 30,                                            2009      2008     2009      2008
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           483,833  399,678   229,600  329,705
Reinvested distributions                                        21,072    2,955    14,729    1,823
Redeemed                                                      (259,383) (64,352) (189,586) (71,152)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                        245,522  338,281    54,743  260,376
--------------------------------------------------------------------------------------------------
CLASS C
Sold                                                           222,598  114,294    77,514   25,479
Converted from Class D*                                            N/A   69,808       N/A   86,887
Reinvested distributions                                         8,368      993     3,259      326
Redeemed                                                      (110,957) (65,959)  (67,506) (39,270)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                        120,009  119,136    13,267   73,422
--------------------------------------------------------------------------------------------------
CLASS D
Sold                                                               N/A   47,198       N/A   69,008
Reinvested distributions                                           N/A      355       N/A      325
Redeemed                                                           N/A   (2,287)      N/A   (7,161)
Converted to Class C*                                              N/A  (69,808)      N/A  (86,981)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                            N/A  (24,542)      N/A  (24,809)
--------------------------------------------------------------------------------------------------
CLASS R2**
Sold                                                           202,045  149,791   115,074   96,497
Reinvested distributions                                         6,697      316     4,406      373
Redeemed                                                      (120,572) (36,477) (103,052) (69,151)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                         88,170  113,630    16,428   27,719
--------------------------------------------------------------------------------------------------
CLASS R5**
Sold                                                             2,523   25,925     2,869   68,684
Reinvested distributions                                         1,071      395     1,736      629
Redeemed                                                       (32,799) (17,017)  (49,586) (55,722)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (29,205)   9,303   (44,981)  13,591
--------------------------------------------------------------------------------------------------


 *  Effective May 16, 2008, Class D shares converted to Class C shares.
** Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

Certain line items from prior year have been renamed to conform to the current year presentation.

7. LENDING OF PORTFOLIO SECURITIES

Effective May 15, 2009, each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Sept. 30, 2009, securities on loan were as follows:

                                                                     SECURITIES     SECURED BY
FUND                                                                  VALUED AT  CASH COLLATERAL
------------------------------------------------------------------------------------------------
TargETFund Core                                                      $7,488,980     $7,649,219
TargETFund 2015                                                       3,775,127      3,862,581
TargETFund 2025                                                       7,545,420      7,777,478


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the

--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending is included in the Statements of Operations. For the year ended Sept. 30, 2009 these amounts were as follows:

FUND                                                                            INCOME
--------------------------------------------------------------------------------------
TargETFund Core                                                                $16,504
TargETFund 2015                                                                  5,309
TargETFund 2025                                                                  7,414


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended Sept. 30, 2009, were as follows:

TargETFund Core

                                                                                 CALLS
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Sept. 30, 2008                                                         --   $      --
---------------------------------------------------------------------------------------------
Opened                                                                      5,255     898,116
Closed                                                                     (1,600)   (203,867)
Exercised                                                                  (1,040)   (217,045)
---------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                      2,615   $ 477,204
---------------------------------------------------------------------------------------------


TargETFund 2015

                                                                                 CALLS
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Sept. 30, 2008                                                        --    $      --
---------------------------------------------------------------------------------------------
Opened                                                                     2,256      363,959
Closed                                                                      (911)    (119,161)
Exercised                                                                   (267)     (55,737)
---------------------------------------------------------------------------------------------
Balance Sept. 30, 2009                                                     1,078    $ 189,061
---------------------------------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the year ended Sept. 30, 2009 were as follows:

FUND                                                                    PURCHASES   PROCEEDS
---------------------------------------------------------------------------------------------
TargETFund Core                                                        $4,256,405  $4,131,832
TargETFund 2015                                                         1,694,946   1,491,606
TargETFund 2025                                                         1,762,974   1,585,689
TargETFund 2035                                                           976,528     891,333
TargETFund 2045                                                           510,204     424,797


The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
80  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

10. BANK BORROWINGS

Each Fund, except TargETFund 2035 and TargETFund 2045, has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing the prior credit facilities. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility.

For the period from June 17, 2009 through to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between TargETFund Core, TargETFund 2015 and TargETFund 2025, and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Prior to June 17, 2009, each Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited each Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Funds had no borrowings during the year ended Sept. 30, 2009.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

In the statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                        NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                        INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------
TargETFund Core                                             $ 1,024        $(1,024)          $    --
TargETFund 2015                                                  52            (52)               --
TargETFund 2025                                               1,644             --            (1,644)
TargETFund 2035                                              (2,143)         2,143                --
TargETFund 2045                                                (165)           165                --




--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The tax character of distributions paid for the years indicated are as follows:

                                                                                          2008
YEAR ENDED SEPT. 30,                                                      ------------------------------------
                                                          2009
                                                ------------------------
                                                 ORDINARY     LONG-TERM    ORDINARY     LONG-TERM   TAX RETURN
FUND                                              INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN  OF CAPITAL
--------------------------------------------------------------------------------------------------------------
TargETFund Core                                 $1,206,758     $   --     $2,077,058    $ 96,746      $    --
TargETFund 2015                                    453,402      8,574        529,010     249,454           --
TargETFund 2025                                    327,859         --        426,100      55,578       39,199
TargETFund 2035                                    192,602      8,812         48,563          --           --
TargETFund 2045                                    123,241      9,743         36,935          --           --


At Sept. 30, 2009, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                   UNDISTRIBUTED                   UNREALIZED
                                                  UNDISTRIBUTED     ACCUMULATED    ACCUMULATED    APPRECIATION
FUND                                             ORDINARY INCOME  LONG-TERM GAIN  REALIZED LOSS  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
TargETFund Core                                      $ 13,298           $--        $(12,588,348)   $(3,475,916)
TargETFund 2015                                       268,994            --          (7,102,014)    (1,573,508)
TargETFund 2025                                       190,857            --          (1,803,909)    (6,467,550)
TargETFund 2035                                        29,770            --            (256,357)    (1,153,921)
TargETFund 2045                                        17,789            --            (541,844)      (690,177)


For federal income tax purposes, each Fund had a capital loss carry-over at Sept. 30, 2009, that if not offset by capital gains will expire in 2017 as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
TargETFund Core                                                              $  901,259
TargETFund 2015                                                               1,531,175
TargETFund 2025                                                                 158,889
TargETFund 2035                                                                  40,056
TargETFund 2045                                                                  25,322


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Sept. 30, 2009, post-October losses that are treated as occurring on Oct. 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
TargETFund Core                                                              $11,687,089
TargETFund 2015                                                                5,570,839
TargETFund 2025                                                                1,645,020
TargETFund 2035                                                                  216,301
TargETFund 2045                                                                  516,522


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

The following risks apply to some or all of the ETFs in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be

--------------------------------------------------------------------------------
82  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions and risks related to individual properties. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds' performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Nov. 20, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
84  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SELIGMAN TARGETFUND CORE, SELIGMAN TARGETFUND 2015, SELIGMAN TARGETFUND 2025, SELIGMAN TARGETFUND 2035, AND THE SELIGMAN TARGETFUND 2045:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, and the Seligman TargETFund 2045 (the Funds) (comprising the Seligman TargetHorizon ETF Portfolios Inc.) as of September 30, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Funds for the periods presented through September 30, 2008, were audited by other auditors whose report dated November 26, 2008, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009 financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Seligman TargetHorizon ETF Portfolios, Inc. at September 30, 2009, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
November 20, 2009


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  85

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Seligman TargETFund Core

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     63.90%
    Dividends Received Deduction for corporations................     50.44%
    U.S. Government Obligations..................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2015

Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     87.73%
    Dividends Received Deduction for corporations................     53.63%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $8,574 to be taxed as long-
term capital gain.




The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2025

Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................     50.39%
    U.S. Government Obligations..................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
86  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman TargETFund 2035

Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................     48.74%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $8,812 to be taxed as long-
term capital gain.




The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman TargETFund 2045

Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................       100%
    Dividends Received Deduction for corporations................     43.70%
    U.S. Government Obligations..................................      0.00%
CAPITAL GAIN DISTRIBUTION - the Fund designates $9,743 to be taxed as long-
term capital gain.




The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  87

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
88  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Anti-Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer for each of the
                                                 Seligman funds since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  89

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
90  SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Sept. 30, 2008 and the year ended Sept. 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 10, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
                 SELIGMAN TARGETHORIZON ETF PORTFOLIOS -- 2009 ANNUAL REPORT  91

(SELIGMAN LOGO)

SELIGMAN TARGETHORIZON ETF PORTFOLIOS
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


This report must be accompanied or preceded by the Fund's
current prospectus. Seligman mutual funds are part of the
RiverSource Family of Funds, and are distributed by
RiverSource Fund Distributors, Inc., Member FINRA, and
managed by RiverSource Investments, LLC. RiverSource and
Threadneedle are part of Ameriprise Financial, Inc.
Seligman is an offering brand of RiverSource Investments.
(C)2009 RiverSource Investments, LLC.                          SL-9901 A (11/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                                 2009 - $84,800

(b) Audit-Related Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional audit-related services rendered for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                                  2009 - $6,250

(c) Tax Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for tax compliance related services rendered for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                                 2009 - $14,310

(d) All Other Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional professional services rendered for Seligman TargetHorizon ETF Portfolios, Inc. were as follows:

                                    2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2009 - $843,046

(h) 100% of the services performed in item (g) above during 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman TargetHorizon ETF Portfolios, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 2, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 2, 2009